UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman Portfolios, Inc.
Mid-Year Report June 30, 2005

Seligman Portfolios, Inc.

Dear Contract Owner/Plan Participant:

J. & W. Seligman & Co. Incorporated, Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed report for the six months ended June 30, 2005. Investment results, portfolio information, and financial statements are contained in the pages that follow this letter.

We thank you for your continued support of Seligman Portfolios, Inc. and look forward to serving your investment needs for many years to come.

Respectfully,

William C. Morris Chairman
J. & W. Seligman & Co. Incorporated

August 12, 2005

Manager	Subadviser	General Counsel
J. & W. Seligman & Co.	(to Seligman International	Sullivan & Cromwell LLP
Incorporated	Growth Portfolio)
100 Park Avenue	Wellington Management Company, LLP	Custodians
New York, New York 10017	75 State Street	JPMorgan Chase Bank
	Boston, MA 02109	State Street Bank and Trust Company
General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, New York 10017

Quarterly Schedules of Investments
Complete schedules of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on Form N-Q is also made available on Seligman’s website at www.seligman.com.1

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-7844 in the US or collect (212) 850-1864 outside the US and (ii) on the SEC’s website at www.sec.gov.2 Individual insurance contract owners may also contact participating insurance companies for more information. Plan participants may contact their plan administrator.
____________
[1]
The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Portfolio of Seligman Portfolios, Inc. (the “Fund”), and to provide a summary of their portfolio characteristics.

Performance data quoted represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns of the Portfolios as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Returns for Class 1 and Class 2 shares are calculated without any sales charges. Performance data quoted are net of all portfolio operating expenses, but do not include any charges imposed on contract owners by the insurance companies’ separate account or any fees in respect of pension retirement plans. If these additional charges were included, performance would have been lower. Total returns do not reflect any fees or charges that investors will incur purchasing or selling units of the Variable Accounts. In the past and currently, J. & W. Seligman & Co. Incorporated (the “Manager”) reimbursed portions of the Portfolios’ expenses. Absent such reimbursements, returns would have been lower. Such reimbursements may be terminated at any time at the Manager’s discretion.

An investment in the Portfolios is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuation, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing on one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The stocks of smaller companies may be subject to above-average price fluctuations.

Prior to March 31, 2000, the Manager employed subadvisers that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Global Technology Portfolio and Seligman International Growth Portfolio. For the period following, until September 15, 2003, in the case of Seligman International Growth Portfolio, the assets of these Portfolios were managed exclusively by the Manager. Since September 15, 2003, Wellington Management Company, LLP has acted as subadviser to provide portfolio management services for Seligman International Growth Portfolio.

Investment Results

Total Returns
For the Periods Ended June 30, 2005

		Average Annual Return
	Six Months*	One Year	Five Years	Ten Years	Since Inception 8/30/00
Seligman Capital Portfolio:
Class 1	2.94%	4.73%	(6.30)%	10.57%	n/a
Class 2	2.89	4.52	n/a	n/a	(8.24)%
Russell Midcap Growth Index**	1.70	10.86	(5.23)	9.43	(6.41)
Lipper Mid-Cap Funds Average**	1.09	9.83	0.33	9.47	(1.44	)#
Lipper Mid-Cap Growth Funds Average**	0.11	7.81	(5.05)	8.22	(6.62	)#
Seligman Common Stock Portfolio Class 1	(1.66)	6.29	(4.31)	6.23	n/a
Lipper Large-Cap Core Funds Average**	(1.20)	4.41	(3.62)	8.15	n/a
S&P 500 Index**	(0.81)	6.32	(2.37)	9.94	n/a

_____________
[1]
The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Seligman Portfolios’ prospectus.

See footnotes on page 2.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Total Returns
For the Periods Ended June 30, 2005

		Average Annual Return
	Six Months*	One Year	Five Years	Ten Years	Since Inception 5/1/96		Since Inception 5/1/98		Since Inception 5/1/00		Since Inception 5/1/01
Seligman Communications and Information Portfolio:
Class 1	(3.48)%	0.97%	(8.68)%	8.26%	n/a		n/a		n/a		n/a
Class 2	(3.68)	0.57	(8.92)	n/a	n/a		n/a		(10.22)%		n/a
Goldman Sachs Technology
Indexes (GSTI)**	(7.33)	(5.33)	(18.06)	n/a	n/a		n/a		(17.76	)†††	n/a
Lipper Science & Technology Funds Average**	(6.05)	(2.92)	(18.73)	6.08	n/a		n/a		(18.05	)†††	n/a
S&P 500 Index**	(0.81)	6.32	(2.37)	9.94	n/a		n/a		(2.44)		n/a
Seligman Global Technology Portfolio:
Class 1	(4.63)	(1.73)	(12.31)	n/a	8.09%		n/a		n/a		n/a
Class 2	(4.73)	(1.98)	(12.43)	n/a	n/a		n/a		(13.16)		n/a
MSCI World Index**	(0.40)	10.59	(1.65)	n/a	6.26	†	n/a		1.45	†††	n/a
MSCI World IT Index**	(5.58)	(3.95)	(18.28)	n/a	6.23	†	n/a		(17.97	)†††	n/a
Lipper Global Funds Average**	(0.38)	10.13	(2.01)	n/a	6.20	†	n/a		(1.64	)†††	n/a
Lipper Science & Technology Funds Average**	(6.05)	(2.92)	(18.73)	n/a	5.12	†	n/a		(18.05	)†††	n/a
Seligman International Growth Portfolio Class 1	(7.84)	2.67	(3.08)	1.97	n/a		n/a		n/a		n/a
MSCI EAFE Index**	(0.85)	14.13	(0.17)	5.57	n/a		n/a		n/a		n/a
Lipper International Funds Average**	(1.11)	12.63	(1.39)	6.09	n/a		n/a		n/a		n/a
Lipper International Multi-Cap Growth
Funds Average**	(1.37)	11.46	(3.71)	5.48	n/a		n/a		n/a		n/a
Seligman Investment Grade Fixed Income Portfolio Class 1	1.83	5.16	6.14	5.42	n/a		n/a		n/a		n/a
Lehman Brothers Government/Credit Index**	2.75	7.26	7.71	6.90	n/a		n/a		n/a		n/a
Lipper Corporate Debt Funds
BBB-Rated Average**	2.08	7.87	7.62	6.87	n/a		n/a		n/a		n/a
Seligman Large-Cap Value Portfolio Class 1	2.54	12.98	5.81	n/a	n/a		2.77%		n/a		n/a
Russell 1000 Value Index**	1.76	14.06	6.55	n/a	n/a		5.17		n/a		n/a
Lipper Large-Cap Value Funds Average**	0.21	8.74	3.87	n/a	n/a		3.42	††	n/a		n/a
Lipper Multi-Cap Value Funds Average**	0.87	10.72	6.22	n/a	n/a		4.50	††	n/a		n/a
S&P 500 Index**	(0.81)	6.32	(2.37)	n/a	n/a		2.38		n/a		n/a
Seligman Smaller-Cap Value Portfolio:
Class 1	(7.89)	3.23	16.56	n/a	n/a		14.17		n/a		n/a
Class 2	(8.00)	2.84	n/a	n/a	n/a		n/a		n/a		13.35%
Russell 2000 Value Index**	0.90	14.39	16.11	n/a	n/a		9.21		n/a		13.67
Lipper Small-Cap Core Funds Average**	(0.05)	10.48	8.36	n/a	n/a		6.82	††	n/a		9.44	##
Lipper Small-Cap Value Funds Average**	0.74	12.69	15.06	n/a	n/a		8.33	††	n/a		13.27	##

____________
*	Returns for periods of less than one year are not annualized.
**	See benchmark descriptions on pages 13 and 14.
†	From April 30, 1996.
††	From April 30, 1998.
†††	From April 30, 2000.
#	From August 31, 2000.
##	From May 3, 2001.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Capital Portfolio

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks:
Aerospace and Defense	3	$441,934	$568,982	4.2	2.7
Airlines	1	132,292	128,156	0.9	1.6
Beverages	1	68,276	68,664	0.5	—
Biotechnology	11	712,913	720,326	5.3	7.9
Building Products	1	114,931	125,760	0.9	0.9
Capital Markets	1	75,966	75,150	0.6	—
Chemicals	1	136,415	135,912	1.0	2.4
Commercial Banks	1	108,063	108,946	0.8	—
Commercial Services and Supplies	5	908,578	924,516	6.8	11.0
Communications Equipment	2	98,319	107,152	0.8	2.6
Computers and Peripherals	3	152,449	187,980	1.4	2.9
Construction and Engineering	2	308,494	380,533	2.8	2.0
Diversified Consumer Services	1	61,041	75,855	0.6	—
Diversified Financial Services	1	79,581	118,200	0.9	—
Diversified Telecommunication Services	1	62,494	66,560	0.5	—
Electrical Equipment	1	53,675	58,452	0.4	0.9
Electronic Equipment
and Instruments	2	103,623	114,007	0.8	3.1
Energy Equipment and Services	3	220,574	282,860	2.1	0.7
Energy Traders	1	86,162	88,452	0.6	—
Food and Staples Retailing	1	44,069	59,679	0.4	0.4
Food Products	3	255,513	312,396	2.3	2.7
Health Care Equipment and Supplies	8	601,218	647,572	4.8	4.2
Health Care Providers and Services	13	984,467	1,167,677	8.6	7.0
Hotels, Restaurants and Leisure	8	828,012	909,164	6.7	5.4
Household Durables	3	308,814	344,463	2.5	0.8
Internet and Catalog Retail	1	161,922	176,148	1.3	0.8
Internet Software and Services	1	58,979	66,056	0.5	2.2
IT Services	4	297,140	319,454	2.3	2.9
Leisure Equipment and Products	1	54,401	52,717	0.4	1.0
Machinery	—	—	—	—	0.3
Media	—	—	—	—	1.1
Metals and Mining	1	69,169	59,306	0.4	—
Multi-Line Retail	—	—	—	—	1.1
Oil, Gas and Consumable Fuels	3	379,237	470,026	3.4	1.7
Paper and Forest Products	—	—	—	—	0.8
Personal Products	2	351,856	417,876	3.1	2.4
Pharmaceuticals	8	686,035	810,259	5.9	5.6
Semiconductors and
Semiconductor Equipment	10	919,194	955,206	7.0	4.1
Software	9	857,145	889,806	6.5	4.7
Specialty Retail	6	1,013,253	1,322,919	9.7	8.4
Trading Companies and Distributors	—	—	—	—	1.3
Wireless Telecommunication Services	2	144,859	183,032	1.3	0.6
	126	11,941,063	13,500,219	99.0	98.2
Short-Term Holding and Other Assets Less Liabilities	1	136,385	136,385	1.0	1.8
Net Assets	127	$12,077,448	$13,636,604	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
Allied Waste Industries*
Dean Foods*
Goodrich*
Allergan*
CKE Restaurants*
Cogent
Paychex*
Ecolab*
Tupperware*
VERITAS Software*

Largest Sales
Manpower**
Tractor Supply
Robert Half International**
TIBCO Software**
Monster Worldwide**
Ask Jeeves**
WellPoint
Airgas**
United Rentals**
Symbol Technologies**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
_____________
*	Position added during the period.
**	Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Cash Management Portfolio

Summary of Net Assets
June 30, 2005

			Percent of Net Assets
	Issues	Value	June 30, 2005	December 31, 2004
Short-Term Holdings:
US Government Securities	4	$4,594,599	23.9	21.8
US Government Agency Securities	4	3,485,364	18.1	65.6
Fixed Time Deposits	5	4,845,000	25.2	—
Repurchase Agreement	1	3,406,000	17.7	27.6
Commercial Paper	3	2,997,850	15.6	—
	17	19,328,813	100.5	115.0
Other Assets Less Liabilities	—	(86,890)	(0.5)	(15.0)
Net Assets	17	$19,241,923	100.0	100.0

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Common Stock Portfolio

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks:
Aerospace and Defense	2	$122,560	$135,391	1.5	0.6
Air Freight and Logistics	1	47,197	40,505	0.4	—
Auto Components	—	—	—	—	0.8
Beverages	2	240,234	227,717	2.4	2.8
Biotechnology	2	202,091	158,405	1.7	1.2
Building Products	1	41,753	47,640	0.5	0.5
Capital Markets	4	322,749	317,693	3.4	3.0
Chemicals	3	191,794	210,268	2.3	2.1
Commercial Banks	3	215,575	225,211	2.4	3.4
Commercial Services and Supplies	2	164,489	168,235	1.8	1.8
Communications Equipment	5	481,094	471,103	5.0	3.8
Computers and Peripherals	3	254,169	250,800	2.7	4.9
Consumer Finance	2	145,387	188,698	2.0	1.9
Containers and Packaging	1	121,780	86,147	0.9	—
Diversified Consumer Services	1	44,332	49,580	0.5	—
Diversified Financial Services	3	463,876	491,745	5.3	3.9
Diversified Telecommunication Services	4	285,971	280,220	3.0	2.2
Electric Utilities	2	128,534	148,268	1.6	0.5
Electronic Equipment and Instruments	1	47,294	40,467	0.4	0.6
Energy Equipment and Services	5	131,840	154,911	1.7	0.9
Energy Traders	1	34,849	56,487	0.6	—
Food and Staples Retailing	2	293,706	276,000	3.0	3.7
Food Products	—	—	—	—	1.3
Health Care Equipment and Supplies	2	115,322	108,048	1.2	0.4
Health Care Providers and Services	1	36,069	55,712	0.6	1.9
Hotels, Restaurants and Leisure	2	98,403	116,922	1.2	2.3
Household Products	2	131,323	149,770	1.6	2.4
Index Derivatives	—	—	—	—	0.7
Industrial Conglomerates	2	397,780	492,536	5.3	5.3
Insurance	2	232,106	253,092	2.7	5.1
Internet and Catalog Retail	1	31,867	36,999	0.4	0.8
Internet Software and Services	2	61,308	72,901	0.8	1.0
Machinery	2	109,363	133,240	1.4	1.7
Media	6	535,823	512,015	5.5	3.5
Metals and Mining	2	135,264	116,610	1.2	1.7
Multi-Line Retail	2	97,273	102,196	1.1	0.5
Multi-Utilities and Unregulated Power	—	—	—	—	0.9
Oil, Gas and Consumable Fuels	9	457,883	619,354	6.6	3.9
Paper and Forest Products	—	—	—	—	0.6
Personal Products	1	45,256	45,567	0.5	—
Pharmaceuticals	7	719,896	711,458	7.6	10.4

(Continued on page 6.)

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
Pharmion*
Smurfit-Stone Container*
Comcast (Class A)*
Morgan Stanley
Cendant*
Honeywell International*
Citizens Communications*
Novell*
Sprint*
JPMorgan Chase

Largest Sales
Carnival**
Wachovia
Novartis (ADR)
Altria Group
Procter & Gamble
Verizon Communications
Andrx
Merck**
Dean Foods**
Prudential Financial

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

_____________
*  Position added during the period.
** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Common Stock Portfolio

Diversification of Net Assets (continued)
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks (continued)
Semiconductors and
Semiconductor Equipment	3	$193,743	$206,220	2.2	3.2
Software	4	683,044	515,857	5.5	5.4
Specialty Retail	3	129,543	149,909	1.6	1.1
Thrifts and Mortgage Finance	2	177,432	175,507	1.9	1.7
Tobacco	1	148,031	217,904	2.3	2.9
Wireless Telecommunication Services	2	118,454	180,916	1.9	1.9
Total Common Stocks	108	8,636,457	8,998,224	96.2	99.2
Put Options Purchased	2	1,355	1,458	—	—
Short-Term Holding and Other Assets Less Liabilities	1	355,353	355,353	3.8	0.8
Net Assets	111	$8,993,165	$9,355,035	100.0	100.0

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Communications and Information Portfolio

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004†
Common Stocks:
Application Software	5	$5,865,508	$4,732,745	8.0	5.9
Biotechnology	—	—	—	—	2.1
Commercial Services and Supplies	1	628,128	625,333	1.1	—
Communications Equipment	8	6,076,435	5,813,300	9.8	9.0
Computers and Peripherals	7	3,817,336	3,654,961	6.2	6.9
Consumer Software	2	2,129,050	2,276,657	3.9	3.9
Diversified Telecommunication Services	2	835,748	864,249	1.5	0.8
Electronic Equipment
and Instruments	4	1,871,799	1,975,126	3.3	3.3
Health Care Equipment and Supplies	5	3,419,083	3,366,882	5.7	7.7
Health Care Providers and Services	1	485,120	818,360	1.4	3.3
Internet and Catalog Retail	—	—	—	—	2.9
Internet Software and Services	5	4,606,724	4,436,453	7.5	4.0
IT Services	4	4,412,752	4,404,366	7.5	7.8
Leisure Equipment and Products	—	—	—	—	0.7
Media	1	891,982	834,360	1.4	1.1
Semiconductors and Semiconductor Equipment	9	7,158,775	8,859,097	15.0	12.9
Systems Software	6	12,157,634	11,827,998	20.0	16.7
Technical Software	2	5,148,258	3,751,656	6.3	4.3
	62	59,504,332	58,241,543	98.6	93.3
Short-Term Holding and Other Assets Less Liabilities	1	837,463	835,786	1.4	6.7
Net Assets	63	$60,341,795	$59,077,329	100.0	100.0

____________
†  Restated to conform to current period’s classifications.

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
VERITAS Software
Advanced Micro Devices
Cadence Design Systems*
Cytyc*
EMC
THQ*
McAfee*
Seagate Technology*
Kinetic Concepts*
Oracle

Largest Sales
Boston Scientific**
Take-Two Interactive Software
Citrix Systems**
Hewlett-Packard
Ask Jeeves**
Quest Diagnostics**
Invitrogen**
Fisher Scientific International
Intel**
eBay**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

_____________
*	Position added during the period.
**	Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Global Technology Portfolio

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004†
Common Stocks:
Application Software	3	$657,113	$611,083	7.4	10.8
Biotechnology	—	—	—	—	1.3
Building Products	1	67,227	62,861	0.8	—
Chemicals	3	163,013	166,566	2.0	1.1
Commercial Services and Supplies	1	43,260	43,028	0.5	—
Communications Equipment	8	854,970	865,246	10.5	10.5
Computers and Peripherals	7	617,759	637,361	7.7	8.5
Consumer Software	2	290,799	319,788	3.9	2.1
Diversified Telecommunication Services	2	128,113	135,741	1.6	1.3
Electronic Equipment and Instruments	8	529,966	574,698	7.0	8.1
Health Care Equipment and Supplies	3	156,387	179,200	2.2	3.6
Health Care Providers and Services	1	82,010	129,740	1.6	3.2
Household Durables	2	181,878	161,403	2.0	0.5
Internet and Catalog Retail	—	—	—	—	1.7
Internet Software and Services	6	496,402	492,928	6.0	4.2
IT Services	7	623,779	709,740	8.6	10.2
Leisure Equipment and Products	1	41,922	41,370	0.5	0.5
Office Electronics	1	41,475	41,903	0.5	1.5
Semiconductors and Semiconductor Equipment	10	889,920	1,046,113	12.7	12.2
Systems Software	6	1,329,538	1,347,737	16.4	12.6
Technical Software	2	388,143	293,098	3.6	2.0
	74	7,583,674	7,859,604	95.5	95.9
Other Assets Less Liabilities	—	372,139	371,554	4.5	4.1
Net Assets	74	$7,955,813	$8,231,158	100.0	100.0

____________
†  Restated to conform to current period’s classifications.

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
VERITAS Software
EMC
Advanced Micro Devices
THQ*
McAfee*
Seagate Technology*
Oracle Digital River*
Garmin*
Symantec*

Largest Sales
Hewlett-Packard**
Citrix Systems**
HOYA**
Dell**
Quest Diagnostics**
Ask Jeeves**
eBay**
SAP**
Broadcom (Class A)**
Intel**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

_____________
*	Position added during the period.
**	Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman International Growth Portfolio

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks:
Aerospace and Defense	1	$56,952	$62,116	1.8	4.4
Airlines	2	45,385	45,869	1.3	—
Automobiles	—	—	—	—	3.1
Beverages	1	59,511	66,507	1.9	1.2
Building Products	—	—	—	—	0.9
Capital Markets	1	68,917	63,756	1.9	1.8
Commercial Banks	6	324,858	319,927	9.3	12.4
Commercial Services and Supplies	1	67,593	72,079	2.1	2.0
Communications Equipment	4	188,188	199,537	5.8	8.8
Construction and Engineering	1	21,820	29,495	0.9	0.5
Consumer Finance	1	13,746	14,953	0.4	—
Diversified Telecommunication Services	1	27,479	25,443	0.7	2.1
Electronic Equipment
and Instruments	5	343,652	365,556	10.6	1.2
Energy Equipment and Services	—	—	—	—	1.7
Food and Staples Retailing	2	148,004	147,359	4.3	1.0
Food Products	2	36,838	43,469	1.3	1.9
Health Care Equipment and Supplies	1	52,147	55,708	1.6	2.1
Hotels, Restaurants and Leisure	—	—	—	—	3.6
Household Durables	1	15,517	15,173	0.4	1.1
Household Products	1	34,969	31,134	0.9	—
Insurance	2	98,936	97,939	2.8	2.1
Internet and Catalog Retail	—	—	—	—	1.6
IT Services	—	—	—	—	1.5
Machinery	—	—	—	—	0.8
Marine	1	29,044	36,809	1.1	1.0
Media	5	318,512	341,158	9.9	8.0
Metals and Mining	1	18,428	17,568	0.5	—
Multi-Line Retail	—	—	—	—	1.4
Oil, Gas and Consumable Fuels	4	227,368	240,030	7.0	4.9
Pharmaceuticals	4	234,964	242,819	7.1	6.5
Real Estate	1	30,544	61,971	1.8	2.1
Road and Rail	2	65,625	72,757	2.1	1.3
Semiconductors and Semiconductor Equipment	1	44,487	48,929	1.4	0.4
Software	2	119,339	125,331	3.6	2.9
Specialty Retail	4	125,532	165,771	4.8	4.3
Textiles, Apparel and Luxury Goods	4	148,399	149,908	4.4	3.4
Tobacco	2	80,348	114,360	3.3	4.3
Transportation Infrastructure	1	55,740	58,434	1.7	1.5
Wireless Telecommunication Services	1	31,292	31,396	0.9	2.0
	66	3,134,134	3,363,261	97.6	99.8
Other Assets Less Liabilities	—	81,040	81,311	2.4	0.2
Net Assets	66	$3,215,174	$3,444,572	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
AU Optronics (ADR)*
Chi Mei Optoelectronics*
Roche Holding*
Eni*
Ahold
L.G. Philips LCD*
UBS*
SAP*
Merck KGaA*
Petro-Canada

Largest Sales
Alcatel**
Trend Micro**
Rolls-Royce Group**
Allianz**
Total**
Elan (ADR)**
Telefonaktiebolaget LM Ericsson (ADR)**
Autostrade**
Galeries Lafayette**
Carnival**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
_____________
*	Position added during the period.
**	Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Investment Grade Fixed Income Portfolio

Diversification of Net Assets
June 30, 2005

			Percent of Net Assets
	Issues	Value	June 30, 2005	December 31, 2004
US Government and Government Agency Securities	25	$2,233,696	62.6	54.5
Corporate Fixed-Income Securities:
Aerospace and Defense	2	30,665	0.9	0.2
Automobiles	—	—	—	1.2
Beverages	2	72,650	2.0	0.7
Biotechnology	1	14,901	0.4	—
Capital Markets	4	89,855	2.5	2.5
Chemicals	—	—	—	1.4
Commercial Banks	3	81,272	2.3	2.9
Commercial Services and Supplies	—	—	—	0.6
Communications Equipment	1	22,120	0.6	—
Computers and Peripherals	—	—	—	0.9
Construction and Engineering	2	70,560	2.0	—
Consumer Finance	3	114,594	3.2	7.0
Diversified Financial Services	6	157,307	4.4	2.3
Diversified Telecommunication Services	3	45,970	1.3	1.3
Electric Utilities	1	102,111	2.9	2.9
Energy Traders	1	26,291	0.7	—
Food and Staples Retailing	1	46,785	1.3	1.3
Health Care Providers and Services	1	43,984	1.2	1.2
Household Durables	—	—	—	1.1
Household Products	—	—	—	1.9
Media	3	66,587	1.9	1.9
Multi-Utilities and Unregulated Power	6	183,381	5.2	3.6
Oil, Gas and Consumable Fuels	1	55,212	1.6	—
Thrifts and Mortgage Finance	1	20,030	0.6	1.3
Wireless Telecommunication Services	2	69,024	1.9	2.0
Total Corporate Fixed-Income Securities	44	1,313,299	36.9	38.2
Other Assets Less Liabilities	—	17,739	0.5	7.3
Net Assets	69	$3,564,734	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
US Treasury Notes 4.25%, 11/15/2014
Fannie Mae:
5%, 4/16/2010*
4.125%, 6/16/2008*
4.5%, 1/25/2032*
US Treasury Notes 4.125%, 5/15/2015*
Fannie Mae:
5%, 3/2/2015*
3.8%, 1/18/2008*
Freddie Mac 4.375%, 3/1/2010*
Fannie Mae 6%, 11/1/2034*
Freddie Mac 5.2%, 3/5/2019*

Largest Sales
Freddie Mac 4.5%, 8/1/2033**
US Treasury Notes:
2.625%, 11/15/2006**
3.125%, 4/15/2009**
Fannie Mae:
5%, 5/1/2034**
2.81%, 9/28/2006**
US Treasury Notes 3.125%, 10/15/2008**
Fannie Mae 5.5%, 8/1/2033**
Procter & Gamble 6.875%, 9/15/2009**
Freddie Mac Gold 5.5%, 4/1/2029**
US Treasury Notes 3.5%, 11/15/2009**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
_____________
*	Position added during the period.
**	Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Large-Cap Value Portfolio

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks:
Aerospace and Defense	2	$218,512	$337,200	6.1	6.1
Automobiles	—	—	—	—	2.8
Capital Markets	1	183,300	143,900	2.6	4.0
Chemicals	3	282,469	383,236	7.0	7.0
Commercial Banks	2	286,789	357,640	6.5	7.0
Communications Equipment	1	143,186	147,032	2.7	2.8
Computers and Peripherals	1	179,844	133,560	2.4	3.3
Diversified Financial Services	1	176,519	158,940	2.9	3.3
Energy Traders	1	97,143	229,320	4.2	3.6
Food and Staples Retailing	1	126,722	156,572	2.8	3.6
Health Care Equipment and Supplies	2	295,509	329,740	6.0	5.4
Health Care Providers and Services	1	140,185	170,010	3.1	—
Industrial Conglomerates	1	121,720	138,600	2.5	2.7
Insurance	4	586,050	656,381	11.9	11.7
Machinery	1	126,953	171,558	3.1	3.3
Multi-Line Retail	1	54,797	157,740	2.9	3.1
Oil, Gas and Consumable Fuels	2	158,482	365,535	6.6	5.9
Paper and Forest Products	1	145,235	159,000	2.9	3.5
Personal Products	1	165,072	151,400	2.8	—
Pharmaceuticals	1	177,275	160,200	2.9	3.1
Road and Rail	2	290,713	339,120	6.2	6.3
Software	1	53,900	52,860	1.0	—
Specialty Retail	1	103,399	98,750	1.8	2.0
Thrifts and Mortgage Finance	1	103,123	142,415	2.6	5.8
Tobacco	1	90,440	174,582	3.2	3.4
	34	4,307,337	5,315,291	96.7	99.7
Short-Term Holding and Other Assets Less Liabilities	1	180,061	180,061	3.3	0.3
Net Assets	35	$4,487,398	$5,495,352	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
Avon Products*
HCA*
Rohm and Haas*
Amdocs*
Union Pacific
Honeywell International
Baxter International
UnumProvident

Largest Sales
Fannie Mae**
Ford Motor**
Valero Energy
Allstate
J.C. Penney
The Bank of New York
CSX
Praxair
Costco Wholesale
Altria Group

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

_____________
*	Position added during the period.
**	Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Smaller-Cap Value Portfolio

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks:
Aerospace and Defense	1	$5,332,442	$5,322,000	2.1	2.5
Airlines	1	5,696,103	6,241,600	2.4	2.7
Beverages	1	1,674,793	4,720,000	1.8	1.2
Biotechnology	2	6,602,919	8,808,623	3.4	4.2
Building Products	1	6,146,952	6,080,000	2.3	—
Chemicals	6	23,112,091	31,352,750	12.1	14.9
Commercial Services and Supplies	3	11,356,183	19,475,550	7.5	10.0
Communications Equipment	2	11,694,807	9,271,977	3.6	2.4
Computers and Peripherals	1	7,394,494	4,328,800	1.7	2.8
Containers and Packaging	1	2,750,946	2,027,000	0.8	0.9
Diversified Consumer Services	1	4,035,293	6,028,000	2.3	—
Electrical Equipment	1	3,826,714	4,172,143	1.6	1.5
Electronic Equipment and Instruments	1	2,658,708	7,015,500	2.7	2.2
Energy Equipment and Services	2	9,405,367	11,340,300	4.4	4.3
Food Products	1	1,879,289	5,706,000	2.2	1.9
Health Care Providers and Services	2	10,198,224	11,306,700	4.4	6.7
Hotels, Restaurants and Leisure	2	11,407,108	11,537,500	4.5	2.2
Household Durables	1	1,200,025	4,474,800	1.7	2.3
Insurance	5	16,130,883	20,424,907	7.9	5.3
IT Services	1	7,348,104	3,575,000	1.4	1.8
Machinery	3	15,383,206	17,310,600	6.7	6.9
Media	1	2,783,798	4,627,664	1.8	1.1
Metals and Mining	—	—	—	—	2.4
Multi-Line Retail	1	6,672,606	5,307,200	2.0	1.8
Oil, Gas and Consumable Fuels	1	2,280,193	7,025,400	2.7	—
Paper and Forest Products	1	2,774,501	1,942,200	0.7	0.9
Pharmaceuticals	1	5,305,452	5,885,550	2.3	2.1
Road and Rail	1	1,979,950	5,008,900	1.9	1.9
Semiconductors and Semiconductor Equipment	2	11,913,986	10,948,250	4.2	4.1
Software	—	—	—	—	3.3
Specialty Retail	3	16,074,818	15,858,975	6.1	2.4
Thrifts and Mortgage Finance	—	—	—	—	3.4
	50	215,019,955	257,123,889	99.2	100.1
Short-Term Holding and Other Assets Less Liabilities	1	1,998,429	1,998,429	0.8	(0.1)
Net Assets	51	$217,018,384	$259,122,318	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2005

Largest Purchases
York International*
Plantronics*
Blockbuster (Class A)*
HealthSouth*
Pacific Sunwear of California*
WMS Industries*
Infinity Property & Casualty*
CV Therapeutics*
Max Re Capital*
Smurfit-Stone Container

Largest Sales
Commercial Federal**
Eon Labs**
Select Medical**
Lyondell Chemical
Mentor Graphics**
Crompton
Enzon Pharmaceuticals**
The PMI Group**
Stewart & Stevenson Services
Accelrys**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
_____________
*	Position added during the period.
**	Position eliminated during the period.

Seligman Portfolios, Inc.
Benchmarks

Lipper Averages

Corporate Debt Funds BBB-Rated is an average of funds that invest primarily in corporate and government debt issues rated in the top four grades.

Global Funds is an average of funds that invest at least 25% of its portfolio in securities traded outside of the United States and that may own U.S. securities as well.

International Funds is an average of funds that invest their assets in securities with primary trading markets outside of the United States.

International Multi-Cap Growth Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Large-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.5 billion as of June 30, 2005). Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Large-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.5 billion as of June 30, 2005). Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Mid-Cap Funds is an average of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

Lipper Averages (continued)

Mid-Cap Growth Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.5 billion as of June 30, 2005). Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Multi-Cap Value Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) over 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.5 billion as of June 30, 2005). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index

Science & Technology Funds is an average of funds that invest at least 65% of its equity portfolio in science and technology stocks.

Small-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.4 billion as of June 30, 2005). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Small-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.4 billion as of June 30, 2005). Small-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

_____________
See footnotes on page 14.

Seligman Portfolios, Inc.
Benchmarks
Indices

Goldman Sachs Technology Indexes are a family of equity indexes designed as equity benchmarks for U.S. traded technology and internet-related securities.

Lehman Brothers Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s), with at lease one year to maturity.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. As of May 2005, it consisted of 21 developed market country indices.

MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of May 2005, it consisted of 23 developed market country indices.

MSCI World Information Technology Index is a free float-adjusted market capitalization index designed to measure information technology stocks in the global developed equity market.

Indices (continued)

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted values. The stocks are also members of the Russell 1000 Growth Index.

S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization.

_____________
Adapted from materials from the websites of Lipper, Goldman Sachs, Lehman, Morgan Stanley, Russell, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages and indices excludes the effect of taxes and sales charges. The performance of the indices also excludes fees. Investors cannot invest directly in an average or an index.

Seligman Portfolios, Inc.
Understanding and Comparing Your Portfolio’s Expenses

As an investor in a Portfolio of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Portfolio and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses of investing in a Portfolio only and do not reflect any costs that may be charged by insurance compainies’ separate accounts or by any pension or retirement plan. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if these costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Portfolio that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Portfolio’s class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Portfolio. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

				Actual		Hypothetical
Portfolio	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Annualized Expense Reimbursement Ratio†	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05
Capital
Class 1	$1,000.00	1.05%		$1,029.40	$5.28	$1,019.59	$5.26
Class 2	1,000.00	1.30		1,028.90	6.54	1,018.35	6.51
Cash Management	1,000.00	0.70	0.15%	1,009.40	3.49	1,021.32	3.51
Common Stock	1,000.00	0.82		983.40	4.03	1,020.73	4.11
Communications and Information
Class 1	1,000.00	1.10		965.20	5.36	1,019.34	5.51
Class 2	1,000.00	1.35		963.20	6.57	1,018.10	6.76
Global Technology
Class 1	1,000.00	1.90	0.56	953.70	9.20	1,015.37	9.49
Class 2	1,000.00	2.05	0.56	952.70	9.93	1,014.63	10.24
International Growth	1,000.00	2.00	3.60	921.60	9.53	1,014.88	9.99
Investment Grade	1,000.00	0.85	0.66	1,018.30	4.25	1,020.58	4.26
Large-Cap Value	1,000.00	1.37		1,025.40	6.88	1,018.00	6.85
Smaller-Cap Value
Class 1	1,000.00	1.15		921.10	5.48	1,019.09	5.76
Class 2	1,000.00	1.34		920.00	6.38	1,018.15	6.71

____________
*	Expenses of Class 2 shares differ from the expenses of Class 1 shares due to the differences in 12b-1 fees paid. See the Fund’s prospectus for a description of each share class and its expenses.
**
Expenses are equal to the Portfolio’s annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

†
The Manager, at its discretion, has agreed to reimburse expenses, other than management and 12b-1 fees, that exceed a certain rate per annum of the average daily net assets of certain Portfolios. Absent such reimbursement, the expense ratios and expenses paid for the period would have been higher. See note 4 to the Financial Statements on page 38 of this report for additional information.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Capital Portfolio

	Shares	Value
Common Stocks 99.0%
Aerospace and Defense 4.2%
Goodrich	5,000	$204,800
Precision Castparts	2,900	225,910
Rockwell Collins	2,900	138,272
		568,982
Airlines 0.9%
Southwest Airlines	9,200	128,156
Beverages 0.5%
Pepsi Bottling Group	2,400	68,664
Biotechnology 5.3%
Affymetrix*	1,900	102,458
Celgene*	1,300	52,949
Charles River Laboratories International*	700	33,775
Chiron*	1,200	41,874
CV Therapeutics*	3,900	87,341
Encysive Pharmaceuticals*	3,600	38,934
ImClone Systems*	1,000	31,020
Martek Biosciences*	3,700	140,470
MedImmune*	4,450	118,926
Pharmion*	2,700	62,654
Rigel Pharmaceuticals*	500	9,925
		720,326
Building Products 0.9%
American Standard	3,000	125,760
Capital Markets 0.6%
T. Rowe Price Group	1,200	75,150
Chemicals 1.0%
Ecolab	4,200	135,912
Commercial Banks 0.8%
Synovus Financial	3,800	108,946
Commercial Services and Supplies 6.8%
Allied Waste Industries*	25,800	204,594
Avery Dennison	1,000	52,960
Cintas	6,400	247,200
Corrections Corporation of America*	1,500	58,875
Herman Miller	11,700	360,887
		924,516
Communications Equipment 0.8%
ADTRAN	1,900	47,091
SiRF Technology Holdings*	3,400	60,061
		107,152
Computers and Peripherals 1.4%
Network Appliance*	3,700	104,617
Sun Microsystems	11,000	40,755
UNOVA*	1,600	42,608
		187,980

	Shares	Value
Construction and Engineering 2.8%
Fluor	2,700	$155,493
Jacobs Engineering Group*	4,000	225,040
		380,533
Diversified Consumer Services 0.6%
H&R Block	1,300	75,855
Diversified Financial Services 0.9%
Chicago Mercantile Exchange Holdings	400	118,200
Diversified Telecommunication Services 0.5%
NeuStar (Class A)*	2,600	66,560
Electrical Equipment 0.4%
Rockwell Automation	1,200	58,452
Electronic Equipment and Instruments 0.8%
Jabil Circuit*	2,800	86,044
Xyratex*	1,800	27,963
		114,007
Energy Equipment and Services 2.1%
Baker Hughes	1,500	76,740
BJ Services	1,500	78,720
Smith International	2,000	127,400
		282,860
Energy Traders 0.6%
AES*	5,400	88,452
Food and Staples Retailing 0.4%
NeighborCare*	1,800	59,679
Food Products 2.3%
Dean Foods*	4,900	172,676
Hershey	1,800	111,780
TreeHouse Foods*	980	27,940
		312,396
Health Care Equipment and Supplies 4.8%
C.R. Bard	1,600	106,416
Conor Medsystems*	4,100	62,832
Fisher Scientific International*	2,100	136,290
Gen-Probe*	1,500	54,368
Hologic*	700	27,874
I-Flow*	4,300	71,831
Respironics*	1,900	68,505
Varian Medical Systems*	3,200	119,456
		647,572
Health Care Providers and Services 8.6%
AmerisourceBergen	1,100	76,065
Caremark Rx*	3,300	146,916
Cerner*	1,050	71,374
Covance*	2,750	123,393
Coventry Health Care*	1,600	113,200

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Capital Portfolio (continued)

	Shares	Value
Health Care Providers and Services (continued)
Eclipsys*	2,900	$40,817
Omnicare	2,700	114,561
PacifiCare Health Systems*	1,000	71,450
Quest Diagnostics	2,600	138,502
Henry Schein*	2,500	103,912
Triad Hospitals*	1,100	60,104
The TriZetto Group*	3,700	51,671
WellPoint*	800	55,712
		1,167,677
Hotels, Restaurants and Leisure 6.7%
Applebee’s International	3,500	92,540
Cheesecake Factory*	3,000	104,130
CKE Restaurants	8,800	122,496
Hilton Hotels	5,300	126,405
Marriott International (Class A)	1,700	115,974
Outback Steakhouse	3,900	176,436
Starwood Hotels & Resorts Worldwide	1,500	87,855
YUM! Brands	1,600	83,328
		909,164
Household Durables 2.5%
Fortune Brands	1,800	159,840
Tupperware	6,400	149,568
Whirlpool	500	35,055
		344,463
Internet and Catalog Retail 1.3%
Blue Nile*	5,400	176,148
Internet Software and Services 0.5%
VeriSign*	2,300	66,056
IT Services 2.3%
Cognizant Technology Solutions (Class A)*	900	42,475
Fiserv*	2,000	85,810
Paychex	4,600	149,569
Satyam Computer Services (ADR)	1,600	41,600
		319,454
Leisure Equipment and Products 0.4%
SCP Pool	1,500	52,717
Metals and Mining 0.4%
Nucor	1,300	59,306
Oil, Gas and Consumable Fuels 3.4%
Murphy Oil	2,000	104,460
Noble Energy	3,200	242,080
XTO Energy	3,633	123,486
		470,026
Personal Products 3.1%
Nu Skin Enterprises (Class A)	7,400	172,420
USANA Health Sciences*	5,800	245,456
		417,876

	Shares	Value
Pharmaceuticals 5.9%
Allergan	2,200	$187,528
Forest Laboratories*	2,900	112,665
IVAX*	3,400	73,100
MGI PHARMA*	3,200	69,616
Sepracor*	2,600	156,013
Shire Pharmaceuticals Group (ADR)	2,600	85,189
Taro Pharmaceutical Industries*	2,000	58,160
Watson Pharmaceuticals*	2,300	67,988
		810,259
Semiconductors and
Semiconductor Equipment 7.0%
Advanced Micro Devices*	5,700	98,838
Altera*	2,600	51,467
Analog Devices	2,700	100,737
Broadcom (Class A)*	4,600	163,438
Freescale Semiconductor (Class A)*	3,700	77,737
KLA-Tencor	2,200	96,107
Lam Research*	2,200	63,657
Linear Technology	3,700	135,735
Marvell Technology Group*	1,800	68,355
National Semiconductor	4,500	99,135
		955,206
Software 6.5%
Adobe Systems	3,500	99,995
Autodesk	1,800	61,857
BEA Systems*	5,800	50,895
Cogent*	6,900	196,857
Intuit*	1,800	81,189
Mercury Interactive*	2,800	107,296
NAVTEQ*	2,700	100,386
Verint Systems*	1,700	54,663
VERITAS Software*	5,600	136,668
		889,806
Specialty Retail 9.7%
Bed Bath & Beyond*	9,000	376,065
Chico’s FAS*	8,200	281,096
Guitar Center*	1,800	105,075
Michaels Stores	4,800	198,576
Tractor Supply*	5,200	255,268
Williams-Sonoma*	2,700	106,839
		1,322,919
Wireless Telecommunication Services 1.3%
Alamosa Holdings*	5,200	72,306
Nextel Partners (Class A)*	4,400	110,726
		183,032
Total Common Stocks (Cost $11,941,063)		13,500,219
____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Capital Portfolio (continued)

	Principal Amount	Value
Repurchase Agreement 2.7%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $374,028, collateralized by: $375,000 US Treasury Notes 4.25%, 8/15/2014, with a fair market value of $389,063 (Cost $374,000)	$374,000	$374,000

Total Investments 101.7%
(Cost $12,315,063)		$13,874,219
Other Assets Less Liabilities (1.7)%		(237,615)
Net Assets 100.0%		$13,636,604

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government Agency Securities 42.0%
US Government Securities 23.9%
US Treasury Bills:
2.57%, 7/7/2005	2.61%	$400,000	$399,829
2.65%, 7/14/2005	2.69	200,000	199,808
2.71%, 7/14/2005	2.75	2,000,000	1,998,045
2.78%, 7/21/2005	2.82	2,000,000	1,996,917
Total US Government Securities (Cost $4,594,499)			4,594,599
US Government Agency Securities 18.1%
Fannie Mae 2.95%, 7/1/2005	2.99	1,000,000	1,000,000
Federal Home Loan Bank
3.01%, 7/6/2005	3.05	1,244,000	1,243,480
Freddie Mac:
2.95%, 7/1/2005	2.99	250,000	250,000
3.32%, 9/27/2005	3.37	1,000,000	991,884
Total US Government Agency Securities
(Cost $3,485,364)			3,485,364
Total US Government and Government Agency Securities
(Cost $8,079,963)			8,079,963
Fixed Time Deposits 25.2%
Bank of Montreal, Grand Cayman
3.18%, 7/1/2005	3.22	975,000	975,000
BNP Paribas, Grand Cayman
3.29%, 7/1/2005	3.34	965,000	965,000

	Annualized Yield on Purchase Date	Principal Amount	Value
Fixed Time Deposits (continued)
Citibank, N.A., Nassau
3.25%, 7/1/2005	3.30%	$960,000	$960,000
Dexia Banque, Grand Cayman
3.24%, 7/1/2005	3.29	965,000	965,000
Rabobank, Grand Cayman
3.15%, 7/1/2005	3.19	980,000	980,000
Total Fixed Time Deposits (Cost $4,845,000)			4,845,000
Repurchase Agreement 17.7%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $3,406,251, collateralized by: $3,505,000 US Treasury Notes 3.50%, 2/15/2010, with a fair market value of $3,509,381 (Cost $3,406,000)	2.69	3,406,000	3,406,000
Commercial Paper 15.6%
AIG Funding 3.20%, 7/12/2005	3.24	1,000,000	999,022
American Express Credit
2.93%, 7/5/2005	2.97	1,000,000	999,675
General Electric Capital
3.05%, 7/11/2005	3.09	1,000,000	999,153
Total Commercial Paper (Cost $2,997,850)			2,997,850
Total Investments 100.5% (Cost $19,328,813)			19,328,813
Other Assets Less Liabilities (0.5)%			(86,890)
Net Assets 100.0%			$19,241,923
____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Common Stock Portfolio

	Shares	Value
Common Stocks 96.2%
Aerospace and Defense 1.5%
General Dynamics	400	$43,816
Honeywell International	2,500	91,575
		135,391
Air Freight and Logistics 0.4%
FedEx	500	40,505
Beverages 2.4%
Coca-Cola	3,000	125,250
PepsiCo	1,900	102,467
		227,717
Biotechnology 1.7%
Amgen*	1,200	72,546
Pharmion*	3,700	85,859
		158,405
Building Products 0.5%
Masco	1,500	47,640
Capital Markets 3.4%
The Bank of New York	1,600	46,048
Goldman Sachs Group	730	74,475
Merrill Lynch	1,400	77,014
Morgan Stanley	2,290	120,156
		317,693
Chemicals 2.3%
Dow Chemical	1,800	80,154
E. I. du Pont de Nemours	1,400	60,214
Praxair	1,500	69,900
		210,268
Commercial Banks 2.4%
Bank of America	3,140	143,215
Fifth Third Bancorp	1,100	45,292
Wachovia	740	36,704
		225,211
Commercial Services and Supplies 1.8%
Cendant	4,100	91,717
Waste Management	2,700	76,518
		168,235
Communications Equipment 5.0%
Cisco Systems*	7,870	150,278
Lucent Technologies*	22,200	64,602
Nokia (ADR)	7,300	121,472
Nortel Networks*	23,800	62,118
QUALCOMM	2,200	72,633
		471,103
Computers and Peripherals 2.7%
Dell*	980	38,656
EMC*	4,000	54,840
International Business Machines	2,120	157,304
		250,800

	Shares		Value
Consumer Finance 2.0%
American Express	1,530		$81,442
MBNA	4,100		107,256
			188,698
Containers and Packaging 0.9%
Smurfit-Stone Container*	8,500		86,147
Diversified Consumer Services 0.5%
ServiceMaster	3,700		49,580
Diversified Financial Services 5.3%
CIT Group	1,300		55,861
Citigroup	5,960		275,531
JPMorgan Chase	4,540		160,353
			491,745
Diversified Telecommunication Services 3.0%
Citizens Communications	6,100		81,984
SBC Communications	1,700		40,375
Sprint	3,400		85,306
Verizon Communications	2,100		72,555
			280,220
Electric Utilities 1.6%
Ameren	1,500		82,950
PPL	1,100		65,318
			148,268
Electronic Equipment and Instruments 0.4%
Symbol Technologies	4,100		40,467
Energy Equipment and Services 1.7%
Diamond Offshore Drilling	500	(1)	26,715
National Oilwell Varco*	600		28,524
Noble	500		30,755
Tidewater	1,100		41,932
Transocean*	500		26,985
			154,911
Energy Traders 0.6%
Duke Energy	1,900		56,487
Food and Staples Retailing 3.0%
Kroger*	4,600		87,538
Wal-Mart Stores	3,910		188,462
			276,000
Health Care Equipment and Supplies 1.2%
Boston Scientific*	1,700		45,900
Medtronic	1,200		62,148
			108,048
Health Care Providers and Services 0.6%
WellPoint*	800		55,712
Hotels, Restaurants and Leisure 1.2%
Applebee’s International	2,100		55,524
Marriott International (Class A)	900		61,398
			116,922

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Common Stock Portfolio (continued)

	Shares		Value
Household Products 1.6%
Colgate-Palmolive	1,500		$74,865
Procter & Gamble	1,420		74,905
			149,770
Industrial Conglomerates 5.3%
General Electric	9,310		322,592
Tyco International	5,820		169,944
			492,536
Insurance 2.7%
American International Group	3,000		174,300
Prudential Financial	1,200		78,792
			253,092
Internet and Catalog Retail 0.4%
eBay*	1,120	(1)	36,999
Internet Software and Services 0.8%
Symantec*	1,600		34,792
Yahoo!*	1,100	(1)	38,109
			72,901
Machinery 1.4%
Deere	830		54,357
Illinois Tool Works	990		78,883
			133,240
Media 5.5%
Clear Channel Communications	2,220		68,665
Comcast (Class A)*	3,000		92,025
News Corp. (Class B)	4,600		74,428
Time Warner	7,990		133,513
Univision Communications (Class A)*	2,880		79,344
Viacom (Class B)	2,000		64,040
			512,015
Metals and Mining 1.2%
Alcoa	2,600		67,938
Freeport-McMoRan Copper & Gold (Class B)	1,300		48,672
			116,610
Multi-Line Retail 1.1%
Dollar General	2,500		50,900
Federated Department Stores	700		51,296
			102,196
Oil, Gas and Consumable Fuels 6.6%
Apache	400	(1)	25,840
BP (ADR)	1,100		68,618
Chevron	900	(1)	50,328
ConocoPhillips	800	(1)	45,992
El Paso	2,300		26,496
Exxon Mobil	5,150	(1)	295,970
Murphy Oil	1,000	(1)	52,230
Pogo Producing	500		25,960
Western Gas Resources	800	(1)	27,920
			619,354

	Shares or Shares Subject to Put		Value
Personal Products 0.5%
Gillette	900		$45,567
Pharmaceuticals 7.6%
Andrx*	2,100		42,620
Forest Laboratories*	2,100		81,585
Johnson & Johnson	1,680		109,200
Eli Lilly	1,000	(1)	55,710
Novartis (ADR)	1,800		85,392
Pfizer	9,200		253,736
Wyeth	1,870		83,215
			711,458
Semiconductors and Semiconductor
Equipment 2.2%
Applied Materials	2,000		32,350
Broadcom (Class A)*	1,700		60,401
Intel	4,360	(1)	113,469
			206,220
Software 5.5%
Computer Associates International	3,500		96,180
Microsoft	11,370		282,260
Novell*	13,100		81,285
VERITAS Software*	2,300		56,132
			515,857
Specialty Retail 1.6%
The Gap	2,600		51,350
Home Depot	1,300		50,570
Michaels Stores	1,160	(1)	47,989
			149,909
Thrifts and Mortgage Finance 1.9%
Fannie Mae	2,000		116,800
Freddie Mac	900		58,707
			175,507
Tobacco 2.3%
Altria Group	3,370		217,904
Wireless Telecommunication
Services 1.9%
American Tower (Class A)*	3,000		63,060
Crown Castle International*	5,800		117,856
			180,916
Total Common Stocks (Cost $8,636,457)			8,998,224
Put Options Purchased*
Internet Software and Services
Yahoo!, expiring July 2005 at $35	1,100		1,045
Specialty Retail
Michaels Stores, expiring July 2005 at $40	1,100		413
Total Put Options Purchased
(Cost $1,355)			1,458

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Common Stock Portfolio (continued)

	Principal Amount or Shares Subject to Call		Value
Repurchase Agreement 3.3%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $311,023, collateralized by: $320,000 US Treasury Notes 3.50%, 2/15/2010, with a fair market value of $325,200 (Cost $311,000)	$311,000		$311,000
Total Investments 99.5%
(Cost $8,948,812)			9,310,682
Other Assets Less Liabilities 0.5%			44,353
Net Assets 100.0%			$9,355,035
Call Options Written*
Apache, expiring July 2005 at $65	400	shs.	$(500)
Chevron, expiring July 2005 at $60	900		(90)
ConocoPhillips, expiring July 2005 at $57.50	800		(920)

	Shares Subject to Call	Value
Call Options Written* (continued)
Diamond Offshore Drilling, expiring
July 2005 at $55	500	$(450)
eBay, expiring July 2005 at $37.50	1,000	(100)
Exxon Mobil, expiring July 2005 at $65	1,400	(70)
Exxon Mobil, expiring July 2005 at $70	1,400	(70)
Intel, expiring July 2005 at $27.50	1,600	(160)
Eli Lilly, expiring October 2005 at $60	1,000	(1,000)
Michaels Stores, expiring July 2005 at $45	1,100	(165)
Murphy Oil, expiring July 2005 at $55	100	(40)
Noble, expiring July 2005 at $60	500	(1,500)
Transocean, expiring July 2005 at $55	500	(550)
Western Gas Resources, expiring
July 2005 at $35	300	(285)
Yahoo!, expiring July 2005 at $37.50	1,100	(110)
Total Call Options Written
(Premiums received $13,984)		$(6,010)

Seligman Communications and Information Portfolio

	Shares	Value
Common Stocks 98.6%
Application Software 8.0%
BEA Systems*	36,400	$319,410
Cogent*	11,200	319,536
Compuware*	35,500	255,067
Microsoft	142,800	3,545,010
NAVTEQ*	7,900	293,722
		4,732,745
Commercial Services and Supplies 1.1%
Monster Worldwide*	21,800	625,333
Communications Equipment 9.8%
Avocent*	22,300	583,033
Cisco Systems*	99,700	1,903,771
Corning*	35,100	583,362
Motorola	43,400	792,484
Nokia (ADR)	42,500	707,200
Plantronics	4,600	167,256
QUALCOMM	31,600	1,043,274
TomTom*	1,500	32,920
		5,813,300
Computers and Peripherals 6.2%
Avid Technology*	7,300	389,200
Brocade Communications Systems*	44,900	173,539
EMC*	96,700	1,325,757
Hewlett-Packard	12,500	293,875
International Business Machines	7,900	586,180
Komag*	4,400	124,740
Seagate Technology*	43,400	761,670
		3,654,961

	Shares	Value
Consumer Software 3.9%
Take-Two Interactive Software*	53,000	$1,349,115
THQ*	31,700	927,542
		2,276,657
Diversified Telecommunication Services 1.5%
NeuStar (Class A)*	12,100	309,760
Sprint	22,100	554,489
		864,249
Electronic Equipment and Instruments 3.3%
Amphenol (Class A)	16,500	662,805
Ibiden	11,400	299,107
Orbotech*	41,600	899,808
Xyratex*	7,300	113,406
		1,975,126
Health Care Equipment and Supplies 5.7%
Cytyc*	45,300	1,000,677
Fisher Scientific International*	11,700	759,330
Gen-Probe*	7,900	286,335
Kinetic Concepts*	13,000	780,000
PerkinElmer	28,600	540,540
		3,366,882
Health Care Providers and Services 1.4%
Laboratory Corporation of America Holdings*	16,400	818,360

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Communications and Information Portfolio (continued)

	Shares	Value
Internet Software and Services 7.5%
Digital River*	37,500	$1,190,813
Google*	2,100	617,705
McAfee*	37,700	986,986
Symantec*	29,100	632,780
Yahoo!*	29,100	1,008,169
		4,436,453
IT Services 7.5%
Amdocs*	95,100	2,513,493
Infosys Technologies	21,233	1,150,407
Ness Technologies*	9,900	105,435
Satyam Computer Services	54,450	635,031
		4,404,366
Media 1.4%
Comcast (Class A)*	27,200	834,360
Semiconductors and Semiconductor Equipment 15.0%
Advanced Micro Devices*	141,700	2,457,078
Altera*	15,400	304,843
Analog Devices	8,800	328,328
ATI Technologies*	23,400	277,407
Integrated Device Technology*	24,900	267,550
Lam Research*	11,700	338,540
Mattson Technology*	30,700	218,891
MEMC Electronic Materials*	281,500	4,439,255
Monolithic Power Systems*	25,500	227,205
		8,859,097

	Shares or Principal Amount		Value
Systems Software 20.0%
BMC Software*	194,900	shs.	$3,498,455
Check Point Software Technologies*	14,000		277,690
Computer Associates International	91,074		2,502,714
Macrovision*	26,600		599,697
Oracle*	134,000		1,769,470
VERITAS Software*	130,300		3,179,972
			11,827,998
Technical Software 6.3%
Cadence Design Systems*	75,900		1,036,794
Synopsys*	163,300		2,714,862
			3,751,656
Total Common Stocks (Cost $59,504,332)			58,241,543
Repurchase Agreement 0.6%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $346,025, collateralized by: $345,000 US Treasury Notes 4.25%, 8/15/2014, with a fair market value of $357,938 (Cost $346,000)	$346,000		346,000
Total Investments 99.2%
(Cost $59,850,332)			58,587,543
Other Assets Less Liabilities 0.8%			489,786
Net Assets 100.0%			$59,077,329

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 95.5%
Canada 0.5%
ATI Technologies* (Semiconductors and Semiconductor Equipment)	3,300	$39,122
Finland 1.9%
Nokia (ADR) (Communications Equipment)	9,400	156,416
France 2.1%
Atos Origin* (IT Services)	1,513	95,650
Thomson* (Household Durables)	3,188	75,863
		171,513
India 3.6%
Infosys Technologies (IT Services)	2,473	133,678
Satyam Computer Services (IT Services)	4,500	52,357
Satyam Computer Services (ADR) (IT Services)	2,700	70,200
Tata Consultancy Services (IT Services)	1,243	38,487
		294,722

	Shares	Value
Israel 1.7%
Check Point Software Technologies* (Systems Software)	2,000	$39,670
Ness Technologies (IT Services)	1,200	12,780
Orbotech* (Electronic Equipment and Instruments)	3,900	84,357
		136,807
Japan 6.8%
Advantest (Semiconductors and
Semiconductor Equipment)	600	43,978
Asahi Glass (Building Products)	6,000	62,861
Canon (Office Electronics)	800	41,903
Ibiden (Electronic Equipment and Instruments)	4,800	125,551
JSR (Chemicals)	3,200	67,077

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Global Technology Portfolio (continued)

	Shares	Value
Japan (continued)
Nidec (Electronic Equipment and Instruments)	400	$42,121
Nitto Denko (Chemicals)	1,000	56,880
TDK (Electronic Equipment and Instruments)	1,200	81,429
Tokuyama (Chemicals)	6,000	42,609
		564,409
Netherlands 1.0%
ASM International* (Semiconductors and Semiconductor Equipment)	2,400	38,220
TomTom* (Communications Equipment)	1,991	43,696
		81,916
Taiwan 2.3%
Asia Optical (Leisure Equipment and Products)	6,000	41,370
Hon Hai Precision Industry (Electronic Equipment and Instruments)	15,000	77,711
Mitac International (Computers and Peripherals)	42,000	46,145
Phoenix Precision Technology (Electronic Equipment and Instruments)	23,000	23,623
		188,849
United Kingdom 0.8%
Empire Online* (Internet Software and Services)	8,800	28,555
Xyratex* (Electronic Equipment and Instruments)	2,800	43,498
		72,053
United States 74.8%
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	14,900	258,366
Agere Systems* (Semiconductors and Semiconductor Equipment)	3,250	39,000
Altera* (Semiconductors and Semiconductor Equipment)	2,300	45,528
Amdocs* (IT Services)	11,600	306,588
Amphenol (Class A) (Electronic Equipment and Instruments)	2,400	96,408
Analog Devices (Semiconductors and Semiconductor Equipment)	1,900	70,889
Avid Technology* (Computers and Peripherals)	2,800	149,282
Avocent* (Communications Equipment)	2,600	67,977
BMC Software* (Systems Software)	20,000	359,000
Brocade Communications Systems* (Computers and Peripherals)	3,900	15,074
Cadence Design Systems* (Technical Software)	6,000	81,960
Cisco Systems* (Communications Equipment)	12,200	232,959
Computer Associates International (Systems Software)	9,689	266,254
Corning* (Communications Equipment)	5,400	89,748
Digital River* (Internet Software and Services)	3,100	98,440
EMC* (Computers and Peripherals)	16,300	223,473

	Shares	Value
United States (continued)
Epicor Software* (Application Software)	7,000	$92,225
Fisher Scientific International* (Health Care Equipment and Supplies)	1,500	97,350
Garmin (Household Durables)	2,000	85,540
Google* (Internet Software and Services)	100	29,414
Hutchinson Technology* (Computers and Peripherals)	1,300	50,057
Hyperion Solutions* (Application Software)	2,100	84,420
Integrated Device Technology* (Semiconductors and Semiconductor Equipment)	3,500	37,607
International Business Machines (Computers and Peripherals)	600	44,520
Kinetic Concepts* (Health Care Equipment and Supplies)	1,200	72,000
Laboratory Corporation of America Holdings* (Health Care Providers and Services)	2,600	129,740
Lam Research* (Semiconductors and Semiconductor Equipment)	1,700	49,190
Macrovision* (Systems Software)	3,900	87,925
McAfee* (Internet Software and Services)	4,900	128,282
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	26,900	424,213
Microsoft (Application Software)	17,500	434,438
Micrus Endovascular* (Health Care Equipment and Supplies)	900	9,850
Monster Worldwide* (Commercial Services and Supplies)	1,500	43,028
Motorola (Communications Equipment)	5,500	100,430
NeuStar (Class A)* (Diversified Telecommunication Services)	500	12,800
Oracle* (Systems Software)	20,100	265,421
Plantronics (Communications Equipment)	700	25,452
QUALCOMM (Communications Equipment)	4,500	148,568
Seagate Technology (Computers and Peripherals)	6,200	108,810
Sprint (Diversified Telecommunication Services)	4,900	122,941
Symantec* (Internet Software and Services)	4,000	86,980
Synopsys* (Technical Software)	12,700	211,138
Take-Two Interactive Software* (Consumer Software)	7,850	199,822
THQ* (Consumer Software)	4,100	119,966
VERITAS Software* (Systems Software)	13,500	329,467
Yahoo!* (Internet Software and Services)	3,500	121,257
		6,153,797
Total Investments 95.5% (Cost $7,583,674)		7,859,604
Other Assets Less Liabilities 4.5%		371,554
Net Assets 100.0%		$8,231,158

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 97.6%
Australia 1.7%
Macquarie Airports (Transportation Infrastructure)	21,489	$58,434
Belgium 2.0%
SES Global (FDR) (Media)	4,758	70,424
Brazil 0.5%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	600	17,568
Canada 9.7%
Canadian National Railway (Road and Rail)	602	34,714
Canadian Pacific Railway (Road and Rail)	1,100	38,043
EnCana (Oil, Gas and Consumable Fuels)	900	35,487
Petro-Canada (Oil, Gas and Consumable Fuels)	1,551	100,916
Research In Motion* (Communications Equipment)	600	44,259
RONA* (Specialty Retail)	1,200	24,163
SNC-Lavalin Group (Construction and Engineering)	527	29,495
Talisman Energy (Oil, Gas and Consumable Fuels)	700	26,214
		333,291
Finland 2.3%
Nokia (ADR) (Communications Equipment)	4,700	78,208
France 15.6%
AXA (Insurance)	1,855	46,121
Carrefour (Food and Staples Retailing)	715	34,494
Dassault Systemes* (Software)	1,143	55,174
Essilor International (Health Care Equipment and Supplies)	818	55,708
European Aeronautic Defence and Space (Aerospace and Defense)	1,958	62,116
France Telecom (Diversified Telecommunication Services)	876	25,443
Groupe Danone (Food Products)	112	9,818
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	222	17,089
Pernod Ricard (Beverages)	417	66,507
Publicis Groupe (Media)	565	16,619
Unibail (Real Estate)	484	61,971
Vivendi Universal (Media)	2,722	85,221
		536,281
Germany 7.0%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	337	56,204
Bayerische Hypo-und Vereinsbank* (Commercial Banks)	1,952	50,755
Merck KGaA (Pharmaceuticals)	789	62,671
SAP (Software)	404	70,157
		239,787

	Shares	Value
Greece 0.7%
EFG Eurobank Ergasias (Commercial Banks)	780	$23,891
Hong Kong 2.1%
Esprit Holdings (Specialty Retail)	10,000	71,957
Ireland 1.0%
Ryanair Holdings* (Airlines)	800	35,892
Italy 2.2%
Eni (Oil, Gas and Consumable Fuels)	3,016	77,413
Japan 8.0%
Eisai (Pharmaceuticals)	1,000	33,493
Japan Tobacco (Tobacco)	6	79,964
Keyence (Electronic Equipment and Instruments)	200	44,524
Matsushita Electric Industrial (Household Durables)	1,000	15,173
Mitsubishi Tokyo Financial Group (Commercial Banks)	7	59,089
Nippon Electric Gas (Electronic Equipment and Instruments)	2,000	29,963
Orix (Consumer Finance)	100	14,953
		277,159
Mexico 2.2%
Grupo Televisa (ADR) (Media)	1,200	74,508
Netherlands 4.8%
Ahold* (Food and Staples Retailing)	13,778	112,865
Koninklijke Ahold* (Food Products)	844	33,651
TomTom* (Communications Equipment)	889	19,511
		166,027
South Korea 2.2%
L.G. Philips LCD* (Electronic Equipment and Instruments)	1,650	76,159
Spain 1.6%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	3,576	55,008
Sweden 1.7%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	18,000	57,559
Switzerland 11.0%
Credit Suisse Group (Commercial Banks)	1,214	47,584
Kuehne & Nagel International* (Marine)	174	36,809
Roche Holding (Pharmaceuticals)	825	103,943
Swatch Group (Textiles, Apparel and Luxury Goods)	2,060	58,697
Swatch Group (Class B) (Textiles, Apparel and Luxury Goods)	128	17,918
UBS* (Capital Markets)	820	63,756
Zurich Financial Services (Insurance)	302	51,818
		380,525

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman International Growth Portfolio (continued)

	Shares	Value
Taiwan 7.7%
AU Optronics (ADR) (Electronic Equipment and Instruments)	7,000	$118,580
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	62,000	96,330
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	5,365	48,929
		263,839
United Kingdom 13.6%
AstraZeneca (Pharmaceuticals)	1,033	42,712
British Airways* (Airlines)	2,121	9,977
Capita Group (Commercial Services and Supplies)	10,966	72,079
The Carphone Warehouse Group (Specialty Retail)	18,045	59,169

	Shares	Value
United Kingdom (continued)
EMI Group (Media)	20,824	$94,386
Imperial Tobacco Group (Tobacco)	1,280	34,396
Kesa Electricals (Specialty Retail)	2,101	10,482
Reckitt Benckiser (Household Products)	1,059	31,134
Standard Chartered (Commercial Banks)	4,584	83,600
Vodafone Group (Wireless Telecommunication Services)	12,913	31,396
		469,331
Total Investments 97.6% (Cost $3,134,134)		3,363,261
Other Assets Less Liabilities 2.4%		81,311
Net Assets 100.0%		$3,444,572

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount	Value
US Government and Government Agency Securities 62.6%
US Government Securities 18.6%
US Treasury Bonds 5.375%, 2/15/2031	$155,000	$182,949
US Treasury Notes:
4.25%, 11/15/2014	320,000	327,613
4.125%, 5/15/2015	150,000	152,238
Total US Government Securities (Cost $647,576)		662,800
Government Agency Securitiesø24.6%
Fannie Mae:
3.8%, 1/18/2008	120,000	119,614
4.125%, 6/16/2008	195,000	194,926
5%, 4/6/2010	245,000	247,185
5%, 3/2/2015	130,000	131,189
Freddie Mac:
4.125%, 11/18/2009	25,000	25,011
4.375%, 3/1/2010	100,000	100,134
5.2%, 3/5/2019	60,000	60,966
Total Government Agency Securities (Cost $872,970)		879,025
Government Agency Mortgage-Backed Securities††ø19.4%
Fannie Mae:
7%, 1/1/2008	12,538	12,996
7%, 2/1/2012	5,468	5,667
8.5%, 9/1/2015	5,546	5,979
6.5%, 5/1/2017	21,084	21,965
5.5%, 2/1/2018	42,941	44,121

	Principal Amount	Value
Government Agency Mortgage-Backed Securities (continued)
Fannie Mae: (continued)
7%, 1/1/2032	$21,674	$22,869
4.5%, 1/25/2032	185,000	182,587
7%, 5/1/2032	49,877	52,626
6%, 11/1/2034	74,026	75,943
Freddie Mac Gold:
4.5%, 11/1/2007	88,617	89,080
6%, 11/1/2010	6,181	6,430
5.5%, 6/1/2018	32,473	33,358
8%, 12/1/2023	4,469	4,824
6%, 12/1/2032	112,597	115,604
6.5%, 2/1/2033	17,174	17,822
Total Government Agency Mortgage-Backed Securities (Cost $690,162)		691,871
Total US Government and Government Agency Securities (Cost $2,210,708)		2,233,696
Corporate Bonds 34.0%
Aerospace and Defense 0.9%
International Lease Finance
5%, 4/15/2010	20,000	20,416
United Technologies 4.875%, 5/1/2015	10,000	10,249
		30,665
Beverages 2.0%
Anheuser-Busch 7%, 12/1/2025	50,000	52,240
PepsiAmericas 4.875%, 1/15/2015	20,000	20,410
		72,650

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal Amount	Value
Corporate Bonds (continued)
Biotechnology 0.4%
Amgen 4%, 11/18/2009	$15,000	$14,901
Capital Markets 2.5%
Goldman Sachs Capital 6.345%, 2/15/2034	20,000	21,745
Lehman Brothers Holdings:
3.48%, 11/10/2009	25,000	25,093
4.8%, 3/13/2014	15,000	15,184
Morgan Stanley 6.6%, 4/1/2012	25,000	27,833
		89,855
Commercial Banks 2.3%
Fifth Third Bancorp 4.5%, 6/1/2018	15,000	14,404
Key Bank 5.7%, 8/15/2012	25,000	26,856
Wells Fargo 3.419%, 3/10/2008	40,000	40,012
		81,272
Communications Equipment 0.6%
Motorola 6.5%, 9/1/2025	20,000	22,120
Construction and Engineering 2.0%
Centex 5.7%, 5/15/2014	35,000	36,391
Pulte Homes 6%, 2/15/2035	35,000	34,169
		70,560
Consumer Finance 3.2%
General Electric Capital:
4.25%, 6/15/2012	40,000	39,544
2.75%, 9/15/2014	55,000	55,438
SLM 4.43%, 2/1/2010	20,000	19,612
		114,594
Diversified Financial Services 4.4%
Capital One Financial 5.5%, 6/1/2015	35,000	35,874
CIT Group 5%, 2/13/2014	40,000	40,473
Citigroup:
2.59%, 6/9/2009	25,000	25,051
5.875%, 2/22/2033	5,000	5,472
First Data 4.95%, 6/15/2015	15,000	15,233
Residential Capital 6.375%, 6/30/2010†	35,000	35,204
		157,307
Diversified Telecommunication Services 1.3%
BellSouth:
3.393%, 11/15/2007	15,000	15,026
6%, 11/15/2034	5,000	5,336
SBC Communications 5.1%, 9/15/2014	25,000	25,608
		45,970
Energy Traders 0.7%
Duke Energy 5.3%, 10/1/2015	25,000	26,291

	Principal Amount	Value
Food and Staples Retailing 1.3%
Safeway 5.625%, 8/15/2014	$45,000	$46,785
Health Care Providers and Services 1.2%
UnitedHealth Group 3.3%, 1/30/2008	45,000	43,984
Media 1.9%
Comcast 6.5%, 1/15/2015	35,000	39,083
Cox Communications 4.625%, 1/15/2010	15,000	14,976
Time Warner 7.625%, 4/15/2031	10,000	12,528
		66,587
Multi-Utilities and Unregulated Power 5.2%
Alabama Power 3.484%, 8/25/2009	25,000	25,044
Carolina Power & Light 5.95%, 3/1/2009	40,000	42,142
Dominion Resources 6.75%, 12/15/2032	30,000	34,601
Plains All American Pipeline 5.25%, 6/15/2015†	30,000	30,217
Public Service Electric and Gas 5%, 8/15/2014	40,000	41,121
Southern California Edison 5%, 1/15/2016	10,000	10,256
		183,381
Oil, Gas and Consumable Fuels 1.6%
Murphy Oil 6.375%, 5/1/2012	50,000	55,212
Thrifts and Mortgage Finance 0.6%
Countrywide Home Loans 3.518%, 11/16/2007	20,000	20,030
Wireless Telecommunication Services 1.9%
Verizon Global Funding 7.75%, 12/1/2030	10,000	12,953
Verizon Wireless Capital 5.375%, 12/15/2006	55,000	56,071
		69,024
Total Corporate Bonds (Cost $1,201,482)		1,211,188
Asset-Backed Securities †† 2.9% (Cost $99,953)
Electric Utilities 2.9%
Peco Energy Transition Trust
6.05%, 3/1/2009	100,000	102,111
Total Investments 99.5% (Cost $3,512,143)		3,546,995
Other Assets Less Liabilities 0.5%		17,739
Net Assets 100.0%		$3,564,734

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Large-Cap Value Portfolio

	Shares	Value
Common Stocks 96.7%
Aerospace and Defense 6.1%
Honeywell International	5,000	$183,150
United Technologies	3,000	154,050
		337,200
Capital Markets 2.6%
The Bank of New York	5,000	143,900
Chemicals 7.0%
Dow Chemical	3,800	169,214
Praxair	3,300	153,780
Rohm and Haas	1,300	60,242
		383,236
Commercial Banks 6.5%
Bank of America	4,000	182,440
U.S. Bancorp	6,000	175,200
		357,640
Communications Equipment 2.7%
Cisco Systems*	7,700	147,032
Computers and Peripherals 2.4%
International Business Machines	1,800	133,560
Diversified Financial Services 2.9%
JPMorgan Chase	4,500	158,940
Energy Traders 4.2%
AES*	14,000	229,320
Food and Staples Retailing 2.8%
Costco Wholesale	3,500	156,572
Health Care Equipment and Supplies 6.0%
Baxter International	4,700	174,370
Medtronic	3,000	155,370
		329,740
Health Care Providers and Services 3.1%
HCA	3,000	170,010
Industrial Conglomerates 2.5%
General Electric	4,000	138,600
Insurance 11.9%
Allstate	2,700	161,325
Prudential Financial	2,500	164,150
The St. Paul Travelers Companies	4,200	166,026
UnumProvident	9,000	164,880
		656,381
Machinery 3.1%
Caterpillar	1,800	171,558
Multi-Line Retail 2.9%
J.C. Penney	3,000	157,740

	Shares or Principal Amount		Value
Oil, Gas and Consumable Fuels 6.6%
Chevron	3,000	shs.	$167,760
Valero Energy	2,500		197,775
			365,535
Paper and Forest Products 2.9%
Georgia-Pacific	5,000		159,000
Personal Products 2.8%
Avon Products	4,000		151,400
Pharmaceuticals 2.9%
Wyeth	3,600		160,200
Road and Rail 6.2%
CSX	4,000		170,640
Union Pacific	2,600		168,480
			339,120
Software 1.0%
Amdocs*	2,000		52,860
Specialty Retail 1.8%
The Gap	5,000		98,750
Thrifts and Mortgage Finance 2.6%
Washington Mutual	3,500		142,415
Tobacco 3.2%
Altria Group	2,700		174,582
Total Common Stocks
(Cost $4,307,337)			5,315,291
Repurchase Agreement 4.4%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $243,018, collateralized by: $250,000 US Treasury Notes 4.25%, 8/15/2014, with a fair market value of $254,063 (Cost $243,000)	$243,000		243,000
Total Investments 101.1% (Cost $4,550,337)			5,558,291
Other Assets Less Liabilities (1.1)%			(62,939)
Net Assets 100.0%			$5,495,352

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Smaller-Cap Value Portfolio

	Shares	Value
Common Stocks 99.2%
Aerospace and Defense 2.1%
Cubic	300,000	$5,322,000
Airlines 2.4%
Continental Airlines*	470,000	6,241,600
Beverages 1.8%
Constellation Brands (Class A)*	160,000	4,720,000
Biotechnology 3.4%
CV Therapeutics*	77,400	1,733,373
Protein Design Labs*	350,000	7,075,250
		8,808,623
Building Products 2.3%
York International	160,000	6,080,000
Chemicals 12.1%
Cabot	160,000	5,280,000
Crompton	375,000	5,306,250
Hercules*	450,000	6,367,500
Lyondell Chemical	150,000	3,963,000
Minerals Technologies	95,000	5,852,000
NOVA Chemicals	150,000	4,584,000
		31,352,750
Commercial Services and Supplies 7.5%
Brink’s	180,000	6,480,000
Korn/Ferry International*	375,000	6,656,250
Waste Connections*	170,000	6,339,300
		19,475,550
Communications Equipment 3.6%
Extreme Networks*	847,700	3,454,377
Plantronics	160,000	5,817,600
		9,271,977
Computers and Peripherals 1.7%
Brocade Communications Systems*	1,120,000	4,328,800
Containers and Packaging 0.8%
Smurfit-Stone Container*	200,000	2,027,000
Diversified Consumer Services 2.3%
Sotheby’s Holdings (Class A)*	440,000	6,028,000
Electrical Equipment 1.6%
EnerSys*	306,100	4,172,143
Electronic Equipment and Instruments 2.7%
Trimble Navigation*	180,000	7,015,500
Energy Equipment and Services 4.4%
Hanover Compressor*	450,000	5,179,500
Universal Compression Holdings*	170,000	6,160,800
		11,340,300

	Shares	Value
Food Products 2.2%
Bunge	90,000	$5,706,000
Health Care Providers and Services 4.4%
Apria Healthcare Group*	180,000	6,235,200
HealthSouth*	900,000	5,071,500
		11,306,700
Hotels, Restaurants and Leisure 4.5%
Ruby Tuesday	250,000	6,475,000
WMS Industries*	150,000	5,062,500
		11,537,500
Household Durables 1.7%
Harman International Industries	55,000	4,474,800
Insurance 7.9%
Allmerica Financial*	170,000	6,305,300
W.R. Berkley	135,000	4,816,800
Infinity Property & Casualty	127,000	4,426,585
Max Re Capital	46,800	1,072,422
Montpelier Re Holdings	110,000	3,803,800
		20,424,907
IT Services 1.4%
Carreker*	650,000	3,575,000
Machinery 6.7%
Mueller Industries	200,000	5,420,000
Stewart & Stevenson Services	330,000	7,477,800
Terex*	112,000	4,412,800
		17,310,600
Media 1.8%
Cadmus Communications	257,450	4,627,664
Multi-Line Retail 2.0%
Fred’s	320,000	5,307,200
Oil, Gas and Consumable Fuels 2.7%
Peabody Energy	135,000	7,025,400
Paper and Forest Products 0.7%
Bowater	60,000	1,942,200
Pharmaceuticals 2.3%
Andrx*	290,000	5,885,550
Road and Rail 1.9%
J.B. Hunt Transport Services	260,000	5,008,900
Semiconductors and Semiconductor
Equipment 4.2%
Credence Systems*	700,000	6,331,500
Skyworks Solutions*	626,000	4,616,750
		10,948,250

____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2005

Seligman Smaller-Cap Value Portfolio (continued)

	Shares or Principal Amount		Value
Specialty Retail 6.1%
Blockbuster (Class A)	600,000	shs.	$5,472,000
Finish Line (Class A)	300,000		5,673,000
Pacific Sunwear of California*	205,000		4,713,975
			15,858,975
Total Common Stocks (Cost $215,019,955)			257,123,889
Repurchase Agreement 0.4%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $901,066, collateralized by: $930,000 US Treasury Notes 3.50%, 2/15/2010, with a fair market value of $931,163 (Cost $901,000)	$901,000		901,000
Total Investments 99.6% (Cost $215,920,955)			258,024,889
Other Assets Less Liabilities 0.4%			1,097,429
Net Assets 100.0%			$259,122,318

____________
*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
ADR -	American Depositary Receipts.
FDR -	Fiduciary Depositary Receipts.
(1)	All or part of the security is held as collateral for written options.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Assets and Liabilities (unaudited)
June 30, 2005

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Assets:
Investments, at value* (see portfolios of investments):
Long-term holdings	$13,500,219	$—	$8,998,224	$58,241,543	$7,859,604
Put options purchased	—	—	1,458	—	—
Repurchase agreements	374,000	3,406,000	311,000	346,000	—
Other short-term holdings	—	15,922,813	—	—	—
Total Investments*	13,874,219	19,328,813	9,310,682	58,587,543	7,859,604
Cash denominated in US dollars	1,230	909	5,060	587	91,790
Cash denominated in foreign currencies**	—	—	—	122,031	285,369
Receivable for securities sold	16,862	—	8,437	1,454,595	215,576
Dividends and interest receivable	6,596	1,289	10,162	2,559	1,727
Receivable for Capital Stock sold	58	—	58,391	17,212	577
Receivable from the Manager (Note 4)	—	—	—	—	9,037
Unrealized appreciation on forward currency contracts	—	—	—	—	679
Other	2,770	7,277	2,854	2,842	6,053
Total Assets	13,901,735	19,338,288	9,395,586	60,187,369	8,470,412
Liabilities:
Payable for securities purchased	212,978	—	8,871	977,905	171,237
Management fee payable	4,515	8,645	3,143	37,193	6,971
Payable for Capital Stock redeemed	3,187	70,064	371	8,583	13,051
Distribution and service fees payable	3,173	—	—	6,896	697
Options written, at value† (see portfolios of investments)	—	—	6,010	—	—
Unrealized depreciation on forward currency contracts	—	—	—	362	303
Accrued expenses and other	41,278	17,656	22,156	79,101	46,995
Total Liabilities	265,131	96,365	40,551	1,110,040	239,254
Net Assets	$13,636,604	$19,241,923	$9,355,035	$59,077,329	$8,231,158
Composition of Net Assets:
Capital Stock, $0.001 at par	$1,086	$19,244	$877	$4,751	$689
Additional paid-in capital	23,244,016	19,222,679	11,661,877	98,775,472	21,295,498
Undistributed/accumulated net investment income (loss)	(53,323)	—	188,625	(290,022)	(73,895)
Accumulated net realized loss	(11,114,331)	—	(2,866,188)	(38,148,406)	(13,266,479)
Net unrealized appreciation (depreciation) of investments and options written	1,559,156	—	369,844	(1,264,466)	302,735
Net unrealized depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	—	—	—	—	(27,390)
Net Assets	$13,636,604	$19,241,923	$9,355,035	$59,077,329	$8,231,158
Class 1	$8,470,220	$19,241,923	$9,355,035	$47,993,994	$6,466,812
Class 2	$5,166,384			$11,083,335	$1,764,346
Shares of Capital Stock Outstanding:
Class 1	671,505	19,244,297	877,333	3,849,538	540,545
Class 2	414,110			901,475	148,577

Net Asset Value per Share:
Class 1	$12.61	$1.00	$10.66	$12.47	$11.96
Class 2	$12.48			$12.29	$11.87
____________
* Cost of investments are as follows:	$12,315,063	$19,328,813	$8,948,812	$59,850,332	$7,583,674
** Cost of foreign currencies as follows:	—	—	—	$121,978	$285,680
† Premiums from options written as follows:	—	—	$13,984	—	—
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Assets and Liabilities (unaudited)
June 30, 2005

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Assets:
Investments, at value* (see portfolios of investments):
Long-term holdings	$3,363,261	$3,546,995	$5,315,291	$257,123,889
Repurchase agreements	—	—	243,000	901,000
Total investments*	3,363,261	3,546,995	5,558,291	258,024,889
Cash denominated in US dollars	63,127	—	462	32,470
Cash denominated in foreign currencies**	7,771	—	—	—
Receivable for securities sold	45,151	175,337	—	1,030,324
Dividends and interest receivable	8,966	33,802	8,196	58,417
Receivable for Capital Stock sold	819	2,310	10	4,449,525
Receivable from the Manager (Note 4)	25,723	4,523	—	—
Unrealized appreciation on forward currency contracts	98	—	—	—
Other	2,820	2,682	1,498	1,734
Total Assets	3,517,736	3,765,649	5,568,457	263,597,359
Liabilities:
Payable for securities purchased	29,069	77,356	53,900	3,823,836
Bank overdraft	—	102,998	—	—
Management fee payable	2,837	1,172	3,504	209,448
Payable for Capital Stock redeemed	9	43	3	264,672
Distribution and service fees payable	—	—	—	15,431
Unrealized depreciation on forward currency contracts	16	—	—	—
Accrued expenses and other	41,233	19,346	15,698	161,654
Total Liabilities	73,164	200,915	73,105	4,475,041
Net Assets	$3,444,572	$3,564,734	$5,495,352	$259,122,318
Composition of Net Assets:
Capital Stock, $0.001 at par	$337	$378	$503	$14,519
Additional paid-in capital	5,522,638	3,334,731	5,591,288	182,683,721
Undistributed net investment income	4,452	225,402	62,168	1,074,981
Undistributed/accumulated net realized gain (loss)	(2,312,253)	(30,629)	(1,166,561)	33,245,163
Net unrealized appreciation of investments	330,401	34,852	1,007,954	42,103,934
Net unrealized depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	(101,003)	—	—	—
Net Assets	$3,444,572	$3,564,734	$5,495,352	$259,122,318
Class 1	$3,444,572	$3,564,734	$5,495,352	$224,562,013
Class 2				$34,560,305
Shares of Capital Stock Outstanding:
Class 1	336,668	377,515	503,076	12,569,120
Class 2				1,949,979
Net Asset Value per Share:
Class 1	$10.23	$9.44	$10.92	$17.87
Class 2				$17.72

____________
* Cost of investments are as follows:	$3,134,134	$3,512,143	$4,550,337	$215,920,955
** Cost of foreign currencies as follows:	$7,768	—	—	—
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Operations (unaudited)

For the Six Months Ended June 30, 2005

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Investment Income:
Dividends*	$28,411	$—	$88,547	$66,999	$18,078
Interest	3,725	66,775	2,846	21,870	702
Total Investment Income	32,136	66,775	91,393	88,869	18,780
Expenses:
Management fees	28,110	9,377	19,902	233,512	45,147
Shareholder account services	13,227	—	—	20,859	12,803
Custody and related services	9,594	740	5,136	35,103	30,530
Auditing fees	9,358	4,834	8,330	22,792	9,978
Distribution and service fees — Class 2	6,392	—	—	13,956	1,425
Shareholder reports and communications	3,386	25	462	4,513	2,016
Registration	3,091	565	876	6,219	4,171
Directors’ fees and expenses	2,804	2,662	2,751	3,135	2,432
Legal fees	2,291	1,280	2,027	12,291	2,195
Miscellaneous	2,092	481	1,152	5,146	1,903
Total Expenses Before Reimbursement	80,345	19,964	40,636	357,526	112,600
Reimbursement of expenses (Note 4)	—	(3,719)	—	—	(25,396)
Total Expenses After Reimbursement	80,345	16,245	40,636	357,526	87,204
Net Investment Income (Loss)	(48,209)	50,530	50,757	(268,657)	(68,424)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Options Written:
Net realized gain on investments	505,018	—	489,050	1,480,055	216,309
Net realized gain on foreign currency transactions	—	—	—	—	75,725
Net realized gain on options written	—	—	14,479	—	—
Net change in unrealized appreciation/depreciation of investments and options written	(80,015)	—	(757,319)	(3,985,813)	(582,660)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	—	—	—	—	(166,391)
Net Gain (Loss) on Investments, Foreign Currency Transactions, and Options Written	425,003	—	(253,790)	(2,505,758)	(457,017)
Increase (Decrease) in Net Assets from Operations	$376,794	$50,530	$(203,033)	$(2,774,415)	$(525,441)

____________
* Net of foreign tax withheld as follows:	$30	—	$915	$2,075	$1,584
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Operations (unaudited)

For the Six Months Ended June 30, 2005

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Investment Income:
Dividends*	$45,912	$—	$51,517	$1,340,827
Interest	110	74,434	844	16,131
Total Investment Income	46,022	74,434	52,361	1,356,958
Expenses:
Management fees	17,789	6,919	21,133	1,335,862
Shareholder account services	—	—	—	20,810
Custody and related services	66,657	6,844	1,180	39,470
Auditing fees	8,603	6,591	7,132	75,992
Distribution and service fees — Class 2	—	—	—	31,278
Shareholder reports and communications	381	351	402	6,820
Registration	647	649	724	7,671
Directors’ fees and expenses	2,547	2,678	2,356	5,533
Legal fees	1,629	1,449	1,792	23,650
Miscellaneous	1,351	651	1,452	21,268
Total Expenses Before Reimbursement	99,604	26,132	36,171	1,568,354
Reimbursement of expenses (Note 4)	(64,025)	(11,429)	—	—
Total Expenses After Reimbursement	35,579	14,703	36,171	1,568,354
Net Investment Income (Loss)	10,443	59,731	16,190	(211,396)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	126,607	(16,196)	84,924	9,637,309
Net realized gain from foreign currency transactions	47,291	—	—	—
Net change in unrealized appreciation
(depreciation) of investments	(203,108)	20,549	34,819	(33,578,968)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	(283,830)	—	—	—
Net Gain (Loss) on Investments and Foreign Currency Transactions	(313,040)	4,353	119,743	(23,941,659)
Increase (Decrease) in Net Assets from Operations	$(302,597)	$64,084	$135,933	$(24,153,055)

____________
* Net of foreign tax withheld as follows:	$6,720	—	—	$3,745
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets (unaudited)

	Seligman Capital Portfolio		Seligman Cash Management Portfolio		Seligman Common Stock Portfolio
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$(48,209)	$(86,531)	$50,530	$14,307	$50,757	$146,396
Net realized gain on investments	505,018	2,347,345	—	—	489,050	1,294,008
Net realized gain on options written	—	—	—	—	14,479	—
Payments received from the Manager (Note 12)	—	339	—	—	—	1,172
Net change in unrealized appreciation/ depreciation of investments and options written	(80,015)	(984,400)	—	—	(757,319)	(148,909)
Increase (Decrease) in Net Assets From Operations	376,794	1,276,753	50,530	14,307	(203,033)	1,292,667
Distributions to Shareholders:
Net investment income — Class 1	—	—	(50,530)	(14,307)	—	(106,774)
Decrease in Net Assets From Distributions	—	—	(50,530)	(14,307)	—	(106,774)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	257,082	308,391	19,608,522	2,741,257	598,185	273,107
Class 2	287,562	1,091,260	—	—	—	—
Value of shares issued in payment of:
Dividends — Class 1	—	—	50,530	14,307	—	106,774
Total	544,644	1,399,651	19,659,052	2,755,564	598,185	379,881
Cost of shares redeemed:
Class 1	(1,846,255)	(3,852,959)	(2,245,397)	(4,961,041)	(1,832,395)	(3,070,329)
Class 2	(644,582)	(456,269)	—	—	—	—
Total	(2,490,837)	(4,309,228)	(2,245,397)	(4,961,041)	(1,832,395)	(3,070,329)
Increase (Decrease) in Net Assets From Capital Share Transactions	(1,946,193)	(2,909,577)	17,413,655	(2,205,477)	(1,234,210)	(2,690,448)
Increase (Decrease) in Net Assets	(1,569,399)	(1,632,824)	17,413,655	(2,205,477)	(1,437,243)	(1,504,555)
Net Assets:
Beginning of period	15,206,003	16,838,827	1,828,268	4,033,745	10,792,278	12,296,833
End of Period*	$13,636,604	$15,206,003	$19,241,923	$1,828,268	$9,355,035	$10,792,278

____________
* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$(53,323)	$(5,114)	—	—	$188,625	$137,868
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets (unaudited)

	Seligman Communications and Information Portfolio		Seligman Global Technology Portfolio		Seligman International Growth Portfolio
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$(268,657)	$(137,411)	$(68,424)	$(124,228)	$10,443	$(14,403)
Net realized gain on investments	1,480,055	11,032,600	216,309	785,099	126,607	318,101
Net realized loss on options written	—	(1,444)	—	—	—	—
Net realized gain from foreign currency transactions	—	—	75,725	208,233	47,291	156,268
Payments received from the Manager (Note 12)	—	9,056	—	977	—	—
Net change in unrealized appreciation/depreciation of investments	(3,985,813)	(3,864,957)	(582,660)	(390,363)	(203,108)	314,099
Net change in unrealized appreciation/ depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	—	—	(166,391)	(113,550)	(283,830)	(3,385)
Increase (Decrease) in Net Assets From Operations	(2,774,415)	7,037,844	(525,441)	366,168	(302,597)	770,680
Distributions to Shareholders:
Net investment income — Class 1	—	—	—	—	—	(12,876)
Decrease in Net Assets From Distributions	—	—	—	—	—	(12,876)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	979,547	3,052,644	67,725	175,793	652,291	442,720
Class 2	788,361	3,453,375	522,157	973,614	—	—
Value of shares issued in payment of:
Dividends — Class 1	—	—	—	—	—	12,876
Total	1,767,908	6,506,019	589,882	1,149,407	652,291	455,596
Cost of shares redeemed:
Class 1	(9,306,003)	(13,233,544)	(1,630,870)	(2,066,536)	(654,291)	(954,496)
Class 2	(1,498,403)	(3,604,754)	(858,483)	(1,310,258)	—	—
Total	(10,804,406)	(16,838,298)	(2,489,353)	(3,376,794)	(654,291)	(954,496)
Decrease in Net Assets From Capital Share Transactions	(9,036,498)	(10,332,279)	(1,899,471)	(2,227,387)	(2,000)	(498,900)
Increase (Decrease) in Net Assets	(11,810,913)	(3,294,435)	(2,424,912)	(1,861,219)	(304,597)	258,904
Net Assets:
Beginning of period	70,888,242	74,182,677	10,656,070	12,517,289	3,749,169	3,490,265
End of Period*	$59,077,329	$70,888,242	$8,231,158	$10,656,070	$3,444,572	$3,749,169

____________
* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$(290,022)	$(4,983)	$(73,895)	$(3,396)	$4,452	$(5,161)
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets (unaudited)

	Seligman Investment Grade Fixed Income Portfolio		Seligman Large-Cap Value Portfolio		Seligman Smaller-Cap Value Portfolio
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$59,731	$144,570	$16,190	$47,855	$(211,396)	$1,284,684
Net realized gain (loss) on investments	(16,196)	11,350	84,924	340,466	9,637,309	23,976,151
Payments received from the Manager (Note 12)	—	—	—	744	—	4,005
Net change in unrealized appreciation/ depreciation of investments	20,549	(38,156)	34,819	409,496	(33,578,968)	20,595,248
Increase (Decrease) in Net Assets From Operations	64,084	117,764	135,933	798,561	(24,153,055)	45,860,088
Distributions to Shareholders:
Net investment income — Class 1	—	(293,991)	—	(61,944)	—	—
Net realized short-term gain
on investments — Class 1	—	(169,248)	—	—	—	—
Net realized long-term gain on investments:
Class 1	—	(134,813)	—	—	—	(433,559)
Class 2	—	—	—	—	—	(54,692)
Decrease in Net Assets From Distributions	—	(598,052)	—	(61,944)	—	(488,251)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	488,415	1,028,058	1,108,289	445,045	7,704,748	92,028,338
Class 2	—	—	—	—	6,578,027	16,417,372
Value of shares issued in payment of:
Dividends — Class 1	—	293,991	—	61,944	—	—
Gain distributions:
Class 1	—	304,061	—	—	—	433,559
Class 2	—	—	—	—	—	54,692
Total	488,415	1,626,110	1,108,289	506,989	14,282,775	108,933,961
Cost of shares redeemed:
Class 1	(548,737)	(3,610,225)	(1,090,594)	(1,357,550)	(30,191,564)	(79,099,629)
Class 2	—	—	—	—	(3,808,045)	(6,716,920)
Total	(548,737)	(3,610,225)	(1,090,594)	(1,357,550)	(33,999,609)	(85,816,549)
Increase (Decrease) in Net Assets From Capital Share Transactions	(60,322)	(1,984,115)	17,695	(850,561)	(19,716,834)	23,117,412
Increase (Decrease) in Net Assets	3,762	(2,464,403)	153,628	(113,944)	(43,869,889)	68,489,249
Net Assets:
Beginning of period	3,560,972	6,025,375	5,341,724	5,455,668	302,992,207	234,502,958
End of Period*	$3,564,734	$3,560,972	$5,495,352	$5,341,724	$259,122,318	$302,992,207

____________
* Including undistributed net investment income as follows:	$225,402	$161,698	$62,168	$45,978	$1,074,981	$1,286,593
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

1.
Organization — Seligman Portfolios, Inc. (the “Fund”) is an open-end diversified management investment company consisting of 9 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio, formerly Seligman Small-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.
Multiple Classes of Shares — The Fund offers two classes of shares. Class 1 shares do not pay a distribution and service fee (“12b-1 fee”). Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.
Significant Accounting Policies — The financial statements have been prepared in conformity with United States (“US”) generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.
Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors (the “Board”) of the Fund approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values.

b.
Foreign Securities — The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Technology Portfolio and International Growth Portfolio (together, the “Seligman International Portfolios”), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will primarily be traded in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts (“ADR”), American Depositary Shares (“ADS”), European Depositary Receipts (“EDR”), Fiduciary Depositary Receipts (“FDR”), Global Depositary Receipts (“GDR”), and Global Depositary Shares (“GDS”). ADR and ADS are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADR and ADS are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDR, FDR, GDR, and GDS are receipts similar to ADR and ADS and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;
(ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

The Seligman International Portfolios separate that portion of the results of operations resulting from changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, these Portfolios separate the effect of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c.
Forward Currency Contracts — Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial reporting purposes.

d.
Options —Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, is authorized to write and purchase put and call options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

e.
Taxes — The Portfolios’ policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends and interest, and for certain countries, taxes on the sale of foreign securities have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

f.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Portfolios amortize discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Portfolio is informed of the dividend.

g.
Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, 12b-1 fees were the only class-specific expenses.

h.
Repurchase Agreements — The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities purchased subject to repurchase agreements are deposited with the Portfolios’ custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

	i.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

4.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager’s fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Capital, Cash Management, Common Stock and Investment Grade Portfolios’ average daily net assets; and equal to 0.75%,

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

on an annual basis, of Communications and Information Portfolio’s average daily net assets. The Manager’s fee for the Global Technology Portfolio is equal to 1.00% per annum of the first $2 billion of average daily net assets, 0.95% per annum of the next $2 billion of average daily net assets, and 0.90% per annum in excess of $4 billion of average daily net assets of the Portfolio. The Manager’s fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the Smaller-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the International Growth Portfolio is equal to 1.00% per annum on the first $50 million of average daily net assets, 0.95% per annum on the next $1 billion of average daily net assets, and 0.90% per annum in excess of $1.05 billion of average daily net assets of the Portfolio.

For the six months ended June 30, 2005, the management fees for the Global Technology Portfolio, the Large-Cap Value Portfolio, the Smaller-Cap Value Portfolio, and the International Growth Portfolio were equal to 1.00%, 0.80%, 1.00%, and 1.00%, respectively, per annum of the average daily net assets of each of these Portfolios.

Wellington Management Company, LLP (the “Subadviser”), is the subadviser to the International Growth Portfolio and is responsible for furnishing investment advice, research and assistance. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee determined as follows: the Subadviser receives 0.45% on the first $50 million of the Portfolio’s average daily net assets and 0.40% of the Portfolio’s average daily net assets in excess of $50 million. The Subadviser has agreed to limit the subadvisory fees payable to it by the Manager for a period of two years from September 15, 2003 to 50% of the aggregate contractual management fee earned by the Manager in respect of the International Growth Portfolio, and certain series of Seligman Global Fund Series, Inc.

The Manager reimburses expenses, other than management and 12b-1 fees, that exceed a certain rate per annum of the average daily net assets of the following Portfolios:

Portfolio	Rate	Portfolio	Rate
Cash Management	0.30%	International Growth	1.00%
Global Technology	0.90	Investment Grade	0.45
Such reimbursements may be terminated at any time.

The amounts of these reimbursements, where applicable, for the six months ended June 30, 2005, are disclosed in the Statements of Operations, and such amounts receivable from the Manager at June 30, 2005 are disclosed in the Statements of Assets and Liabilities.

Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. Seligman Advisors, Inc. (the “Distributor”), an affiliate of the Manager, acts as distributor of shares of the Fund.

Under a Rule 12b-1 plan (the “Plan”) adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company or qualified plan for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2005, fees incurred under the Plan aggregated $6,392, or 0.25% per annum; $13,956, or 0.25% per annum; $1,425 or 0.15% per annum; and $31,278 or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Smaller-Cap Value Portfolio, respectively.

Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances at June 30, 2005, are included in accrued expenses and other liabilities, as follows:

Portfolio	Amount	Portfolio	Amount
Capital	$7,443	International Growth	$7,540
Cash Management	7,275	Investment Grade	7,206
Common Stock	7,669	Large-Cap Value	4,024
Communications and Information	7,636	Smaller-Cap Value	4,658
Global Technology	5,870

The accumulated balance at June 30, 2005 includes each Portfolio’s proportionate share of the accumulated balance of six other portfolios of the Fund that were closed as of May 31, 2005.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

5.
Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options, US Government obligations and short-term investments, for the six months ended June 30, 2005, were as follows:

Portfolio	Purchases	Sales	Portfolio	Purchases	Sales
Capital	$11,003,273	$12,864,827	International Growth	$ 3,607,979	$3,676,255
Common Stock	3,411,176	4,837,208	Investment Grade	4,387,877	3,978,105
Communications and Information	35,530,584	40,948,212	Large-Cap Value	662,676	793,118
Global Technology	6,293,957	8,205,419	Smaller-Cap Value	42,078,401	64,460,548

For the six months ended June 30, 2005, purchases and sales of US Government obligations were $3,372,367 and $2,924,128, respectively, for the Investment Grade Portfolio.

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Fund’s year-end.

At June 30, 2005, the cost of investments for federal income tax purposes for each Portfolio was as follows:

Portfolio	Tax Basis Cost	Portfolio	Tax Basis Cost
Capital	$ 12,339,863	International Growth	$ 3,137,757
Common Stock	8,981,697	Investment Grade	3,514,272
Communications and Information	60,223,028	Large-Cap Value	4,550,337
Global Technology	7,708,305	Smaller-Cap Value	215,959,601

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales. At June 30, 2005, the tax basis components of accumulated earnings (losses) were as follows:

	Capital	Common Stock	Communications and Information	Global Technology
Gross unrealized appreciation of portfolio securities and options written	$1,726,188	$915,731	$3,402,579 *	$479,866 *
Gross unrealized depreciation of portfolio securities	(191,832)	(578,772)	(5,039,741)*	(328,567)*
Net unrealized appreciation (depreciation) of portfolio securities and options written	1,534,356	336,959	(1,637,162)*	151,299 *
Net unrealized depreciation on foreign currencies and forward currency contracts	—	—	—	(585)
Undistributed ordinary income	—	193,440	—	—
Current period net realized gain	485,105	524,275	1,446,051	312,878
Capital loss carryforward	(11,574,636)	(3,357,578)	(39,221,761)	(13,454,726)
Total accumulated losses	$(9,555,175)	$(2,302,904)	$(39,412,872)	$(12,991,134)

	International Growth	Investment Grade	Large-Cap Value	Smaller-CapValue
Gross unrealized appreciation of portfolio securities	$272,676 *	$41,236	$1,200,178	$59,010,437
Gross unrealized depreciation of portfolio securities	(47,172)*	(8,513)	(192,224)	(16,945,149)
Net unrealized appreciation (depreciation) of portfolio securities	225,504 *	32,723	1,007,954	42,065,288
Net unrealized appreciation on foreign currencies and forward currency contracts	271	—	—	—
Undistributed ordinary income	9,186	229,566	64,694	1,079,639
Current period net realized gain (loss)	168,405	(18,554)	84,924	9,637,525
Capital loss carryforward	(2,477,035)	(9,586)	(1,251,485)	—
Prior year’s undistributed net realized gain	—	—	—	23,646,284
Total accumulated earnings (losses)	$(2,073,669)	$234,149	$(93,913)	$76,428,736

____________
*	Includes the effect of foreign currency translations.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

At December 31, 2004, the Portfolios had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Capital	Common Stock	Communications and Information	Global Technology	International Growth	Investment Grade	Large-Cap Value

2008	—	—	—	—	$ 211,785	—	—
2009	$ 4,939,075	—	$ 14,208,262	$ 8,404,458	1,358,382	—	—
2010	6,635,561	$ 2,991,017	19,435,297	4,941,506	906,868	—	$ 601,648
2011	—	366,561	5,578,202	108,762	—	—	649,837
2012	—	—	—	—	—	$9,586	—
Total	$11,574,636	$ 3,357,578	$ 39,221,761	$13,454,726	$2,477,035	$9,586	$1,251,485

7.
Committed Line of Credit — All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Portfolio’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each participating Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2005, the Fund did not borrow from the credit facility.

8.	Outstanding Forward Exchange Currency Contracts — At June 30, 2005, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange for US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)
Communications and Information
Bought:
Japanese yen	15,707,463	141,751	7/1/05	141,623	$(128)
Japanese yen	17,589,688	158,737	7/5/05	158,594	(143)
Total					$(271)
Sold:
Indian rupees	3,129,307	71,822	6/30/05	71,913	$ (91)

Global Technology
Bought:
Japanese yen	3,657,518	33,250	7/1/05	32,977	$(273)
Japanese yen	589,601	5,331	7/5/05	5,316	(15)
Japanese yen	582,819	5,270	7/5/05	5,255	(15)
Total					$(303)
Sold:
Japanese yen	5,100,967	46,350	7/1/05	45,992	$358
Japanese yen	4,527,824	41,145	7/1/05	40,824	321
Total					$679
International Growth
Bought:
Euros	1,260	1,520	7/1/05	1,524	$ 4
Swiss francs	9,176	7,169	7/1/05	7,154	(15)
Swiss francs	3,543	2,767	7/1/05	2,762	(5)
Total					$ (16)
Sold:
British pounds	3,576	6,491	7/1/05	6,410	81
British pounds	1,450	2,617	7/5/05	2,599	18
British pounds	942	1,687	7/5/05	1,689	(2)
Euros	3,349	4,048	7/5/05	4,051	(3)
Euros	4,573	5,537	7/5/05	5,533	4
Total					$ 98

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

9.
Capital Stock Transactions — At June 30, 2005, there were 100,000,000 shares of Capital Stock authorized for each of Capital, Cash Management, Common Stock, Global Technology, International Growth, Investment Grade and Large-Cap Value Portfolios; and 150,000,000 for each of Communications and Information and Smaller-Cap Value Portfolios, all at a par value of $0.001 per share.

Transactions in shares of Capital Stock were as follows:

	Capital Portfolio
	Class 1		Class 2		Cash Management Portfolio		Common Stock Portfolio
	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04
Sale of shares	21,191	26,469	23,714	95,256	19,608,522	2,741,317	56,301	27,017
Shares issued in payment of dividends	—	—	—	—	50,530	14,307	—	10,044
Total	21,191	26,469	23,714	95,256	19,659,052	2,755,624	56,301	37,061
Shares redeemed	(151,361)	(331,842)	(53,546)	(40,129)	(2,245,397)	(4,961,041)	(174,947)	(305,754)
Increase (decrease) in shares	(130,170)	(305,373)	(29,832)	55,127	17,413,655	(2,205,417)	(118,646)	(268,693)

	Communications and Information Portfolio				Global Technology Portfolio
	Class 1		Class 2		Class 1		Class 2
	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04
Sale of shares	79,770	254,974	65,936	292,045	5,611	14,711	45,782	83,296
Shares redeemed	(769,453)	(1,127,141)	(124,178)	(312,377)	(138,482)	(174,462)	(74,604)	(111,756)
Decrease in shares	(689,683)	(872,167)	(58,242)	(20,332)	(132,871)	(159,751)	(28,822)	(28,460)

	International Growth Portfolio		Investment Grade Fixed Income Portfolio		Large-Cap Value Portfolio
	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04
Sale of shares	62,405	45,184	52,404	95,293	103,498	46,921
Shares issued in payment of dividends	—	1,211	—	31,714	—	6,020
Shares issued in payment of gain distributions	—	—	—	32,801	—	—
Total	62,405	46,395	52,404	159,808	103,498	52,941
Shares redeemed	(63,395)	(97,775)	(59,071)	(330,962)	(102,120)	(139,605)
Increase (decrease) in shares	(990)	(51,380)	(6,667)	(171,154)	1,378	(86,664)

	Smaller-Cap Value Portfolio
	Class 1		Class 2
	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04
Sale of shares	428,301	5,300,154	368,386	953,060
Shares issued in payment of gain distributions	—	23,247	—	2,953
Total	428,301	5,323,401	368,386	956,013
Shares redeemed	(1,695,434)	(4,732,076)	(213,706)	(399,001)
Increase (decrease) in shares	(1,267,133	591,325	154,680	557,012

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

10.
Indemnification — In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would include future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Options Written — Transactions in options written during the six months ended June 30, 2005, were as follows:

	Call Options
	Shares Subject to Call	Premiums
Common Stock Portfolio
Options outstanding, December 31, 2004	—	—
Options written	14,300	$16,983
Options expired	(1,700)	(2,999)
Options outstanding, June 30, 2005	12,600	$13,984

12.
Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect the Seligman Portfolios, Inc., the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including the following amounts paid to certain portfolios of Seligman Portfolios, Inc., which have been reported as Payments received from the Manager in the Statements of Changes in Net Assets for the year ended December 31, 2004:

Portfolio	Amount	Portfolio	Amount
Capital	$ 339	Global Technology	$ 977
Common Stock	1,172	Large-Cap Value	744
Communications and Information	9,056	Smaller-Cap Value	4,005

13.
Liquidation of Certain Portfolios and Redemption of Shares — The Board authorized the redemption of all outstanding shares of six portfolios previously offered by the Fund: Frontier Portfolio, Global Growth Portfolio, Global Smaller Companies Portfolio, High-Yield Bond Portfolio, Income and Growth Portfolio and Large-Cap Growth Portfolio (the “Redeeming Portfolios”), and the liquidation of the Redeeming Portfolios in accordance with the Fund’s Articles of Incorporation. The shares of the Redeeming Portfolios were redeemed on May 31, 2005 (the “Redemption Date”). Prior to the Redemption Date, contract holders who had allocated a portion of their investments to a Redeeming Portfolio allocated that portion of their investments to the other Portfolios or other investment options that continued to be offered by the variable insurance program in which they participate. Amounts not allocated to another Portfolio by the Redemption Date were automatically allocated to a similar money-market fund, including, in some cases, the Fund’s Cash Management Portfolio.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Portfolio for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

Capital Portfolio
CLASS 1
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.25	$11.28	$8.29	$12.37	$24.68	$23.90
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)	(0.05)	(0.03)	(0.05)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments	0.40	1.02	3.02	(4.03)	(4.01)	2.06
Total from Investment Operations	0.36	0.97	2.99	(4.08)	(4.07)	2.08
Less Distributions:
Dividends from net investment income	—	—	—	—	(0.02)	—
Distributions from net realized capital gain	—	—	—	—	(8.22)	(1.30)
Total Distributions	—	—	—	—	(8.24)	(1.30)
Net Asset Value, End of Period	$12.61	$12.25	$11.28	$8.29	$12.37	$24.68
Total Return	2.94%	8.60%	36.07%	(32.98)%	(15.97)%	8.50%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,470	$9,821	$12,486	$11,833	$24,349	$37,138
Ratio of expenses to average net assets	1.05%†	0.92%	0.82%	0.80%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets	(0.60)%†	(0.46)%	(0.33)%	(0.47)%	(0.31)%	0.07%
Portfolio turnover rate	79.00%	213.08%	140.59%	129.07%	215.16%	230.42%
Without expense reimbursement:ø
Ratio of expenses to average net assets			0.96%	0.81%	0.70%
Ratio of net investment loss to average net assets			(0.47)%	(0.48)%	(0.39)%
___________
†	Annualized.
ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Capital Portfolio (continued)

CLASS 2
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	8/30/00* to 12/31/00
Net Asset Value, Beginning of Period	$12.13	$11.20	$8.25	$12.34	$24.68	$33.31
Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.08)	(0.05)	(0.07)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	0.40	1.01	3.00	(4.02)	(4.01)	(7.28)
Total from Investment Operations	0.35	0.93	2.95	(4.09)	(4.12)	(7.33)
Less Distributions:
Distribution from net realized capital gain	—	—	—	—	(8.22)	(1.30)
Total Distributions	—	—	—	—	(8.22)	(1.30)
Net Asset Value, End of Period	$12.48	$12.13	$11.20	$8.25	$12.34	$24.68
Total Return	2.89%	8.30%	35.76%	(33.14)%	(16.18)%	(22.15)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,166	$5,385	$4,353	$2,891	$3,792	$1,569
Ratio of expenses to average net assets	1.30%†	1.17%	1.07%	1.05%	0.85%	0.84%†
Ratio of net investment loss to average net assets	(0.85)%†	(0.71)%	(0.58)%	(0.72)%	(0.55)%	(0.66)%†
Portfolio turnover rate	79.00%	213.08%	140.59%	129.07%	215.16%	230.42%††
Without expense reimbursement:ø
Ratio of expenses to average net assets			1.21%	1.06%	0.94%
Ratio of net investment loss to average net assets			(0.72)%	(0.73)%	(0.63)%

Cash Management Portfolio

CLASS 1
			Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.009		0.006	0.004	0.010	0.038	0.062
Total from Investment Operations	0.009		0.006	0.004	0.010	0.038	0.062
Less Distributions:
Dividends from net investment income	(0.009)		(0.006)	(0.004)	(0.010)	(0.038)	(0.062)
Total Distributions	(0.009)		(0.006)	(0.004)	(0.010)	(0.038)	(0.062)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.94%		0.62%	0.38%	1.00%	3.88%	6.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$19,242		$1,828	$4,034	$7,870	$12,211	$12,318
Ratio of expenses to average net assets	0.70	%†	0.70%	0.70%	0.69%	0.07%	—
Ratio of net investment income to average net assets	2.15	%†	0.56%	0.39%	0.98%	3.82%	6.17%
Without management fee waiver and/or expense reimbursement:ø
Ratio of expenses to average net assets	0.85	%†	1.14%	0.83%		0.72%	0.72%
Ratio of net investment income to average net assets	2.00	%†	0.12%	0.26%		3.17%	5.45%
____________
*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2000.
ø	The Manager, at its discretion, waived management fees and/or reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Common Stock Portfolio

CLASS 1
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.84	$9.72	$7.80	$10.84	$14.23	$16.61
Income (Loss) from Investment Operations:
Net investment income	0.05	0.13	0.08	0.08	0.08	0.12
Net realized and unrealized gain (loss) on investments	(0.23)	1.10	1.97	(3.02)	(1.85)	(1.86)
Total from Investment Operations	(0.18)	1.23	2.05	(2.94)	(1.77)	(1.74)
Less Distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.10)	(0.15)	(0.01)
Distributions from net realized capital gain	—	—	—	—	(1.47)	(0.63)
Total Distributions	—	(0.11)	(0.13)	(0.10)	(1.62)	(0.64)
Net Asset Value, End of Period	$10.66	$10.84	$9.72	$7.80	$10.84	$14.23
Total Return	(1.66)%	2.65%	26.30%	(27.16)%	(12.24)%	(10.53)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,355	$10,792	$12,297	$12,931	$23,756	$32,738
Ratio of expenses to average net assets	0.82%†	0.69%	0.73%	0.60%	0.59%	0.60%
Ratio of net investment income to average net assets	1.02%†	1.30%	0.92%	0.88%	0.59%	0.71%
Portfolio turnover rate	34.73%	42.68%	127.26%	131.95%	64.45%	52.01%

____________
†	Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Communications and Information Portfolio

CLASS 1
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.92	$11.62	$8.05	$12.59	$14.82	$26.70
Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.02)	(0.07)	(0.07)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.40)	1.32	3.64	(4.47)	0.80	(9.45)
Total from Investment Operations	(0.45)	1.30	3.57	(4.54)	0.73	(9.56)
Less Distributions:
Distributions from net realized capital gain	—	—	—	—	(2.96)	(2.32)
Total Distributions	—	—	—	—	(2.96)	(2.32)
Net Asset Value, End of Period	$12.47	$12.92	$11.62	$8.05	$12.59	$14.82
Total Return	(3.48)%	11.19%	44.35%	(36.06)%	5.34%	(36.19)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$47,994	$58,646	$62,903	$53,769	$113,424	$127,901
Ratio of expenses to average net assets	1.10%†	1.00%	1.01%	0.98%	0.93%	0.87%
Ratio of net investment loss to average net assets	(0.82)%†	(0.15)%	(0.78)%	(0.76)%	(0.45)%	(0.48)%
Portfolio turnover rate	57.71%	127.69%	105.53%	91.37%	130.94%	104.41%

CLASS 2
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	5/1/00* to 12/31/00
Net Asset Value, Beginning of Period	$12.76	$11.51	$7.99	$12.53	$14.80	$30.61
Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.05)	(0.10)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.41)	1.30	3.62	(4.44)	0.80	(13.41)
Total from Investment Operations	(0.47)	1.25	3.52	(4.54)	0.69	(13.49)
Less Distributions:
Distribution from net realized capital gain	—	—	—	—	(2.96)	(2.32)
Total Distributions	—	—	—	—	(2.96)	(2.32)
Net Asset Value, End of Period	$12.29	$12.76	$11.51	$7.99	$12.53	$14.80
Total Return	(3.68)%	10.86%	44.06%	(36.23)%	5.08%	(44.40)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,083	$12,243	$11,280	$7,544	$16,537	$7,822
Ratio of expenses to average net assets	1.35%†	1.25%	1.26%	1.23%	1.18%	1.12%†
Ratio of net investment loss to average net assets	(1.07)%†	(0.40)%	(1.03)%	(1.01)%	(0.70)%	(0.61)%†
Portfolio turnover rate	57.71%	127.69%	105.53%	91.37%	130.94%	104.41%††
 ____________
*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2000.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Global Technology Portfolio

CLASS 1
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.54	$12.06	$8.86	$12.96	$20.14	$27.42
Income (Loss) from Investment Operations:
Net investment loss	(0.09)	(0.13)	(0.11)	(0.11)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.37)	0.51	2.98	(4.32)	(4.06)	(6.34)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.12)	0.10	0.33	0.33	(0.25)	(0.01)
Total from Investment Operations	(0.58)	0.48	3.20	(4.10)	(4.45)	(6.48)
Less Distributions:
Distributions from net realized capital gain	—	—	—	—	(2.73)	(0.80)
Total Distributions	—	—	—	—	(2.73)	(0.80)
Net Asset Value, End of Period	$11.96	$12.54	$12.06	$8.86	$12.96	$20.14
Total Return	(4.63)%	3.98%	36.12%	(31.64)%	(22.05)%	(23.75)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,467	$8,446	$10,047	$9,361	$18,533	$25,370
Ratio of expenses to average net assets	1.90%†	1.90%	1.61%	1.40%	1.40%	1.30%
Ratio of net investment loss to average net assets	(1.49)%†	(1.10)%	(1.14)%	(1.06)%	(0.87)%	(0.46)%
Portfolio turnover rate	70.76%	146.96%	188.00%	144.18%	160.75%	142.42%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.46%†	2.39%	2.39%	1.80%	1.61%
Ratio of net investment loss to average net assets	(2.05)%†	(1.59)%	(1.92)%	(1.46)%	(1.08)%

CLASS 2
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	5/1/00* to 12/31/00
Net Asset Value, Beginning of Period	$12.46	$12.00	$8.82	$12.93	$20.14	$30.96
Income (Loss) from Investment Operations:
Net investment loss	(0.10)	(0.15)	(0.13)	(0.13)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.37)	0.51	2.98	(4.31)	(4.06)	(10.01)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.12)	0.10	0.33	0.33	(0.25)	0.11
Total from Investment Operations	(0.59)	0.46	3.18	(4.11)	(4.48)	(10.02)
Less Distributions:
Distributions from net realized capital gain	—	—	—	—	(2.73)	(0.80)
Total Distributions	—	—	—	—	(2.73)	(0.80)
Net Asset Value, End of Period	$11.87	$12.46	$12.00	$8.82	$12.93	$20.14
Total Return	(4.73)%	3.83%	36.05%	(31.79)%	(22.20)%	(25.99)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,764	$2,210	$2,470	$1,598	$3,219	$3,400
Ratio of expenses to average net assets	2.05%†	2.05%	1.76%	1.55%	1.54%	1.55%†
Ratio of net investment loss to average net assets	(1.64)%†	(1.25)%	(1.29)%	(1.21)%	(1.02)%	(0.84)%†
Portfolio turnover rate	70.76%	146.96%	188.00%	144.18%	160.75%	142.42%††
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.61%†	2.54%	2.54%	1.95%	1.75%
Ratio of net investment loss to average net assets	(2.20)%†	(1.74)%	(2.07)%	(1.61)%	(1.23)%
____________
*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2000.
ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

International Growth Portfolio

CLASS 1
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.10	$8.97	$6.72	$8.05	$10.65	$16.63
Income (Loss) from Investment Operations:
Net investment income (loss)	0.03	(0.04)	0.05	0.04	0.03	(0.08)
Net realized and unrealized gain (loss) on investments	(0.21)	1.79	1.41	(2.13)	(2.43)	(4.45)
Net realized and unrealized gain (loss)
on foreign currency transactions	(0.69)	0.42	0.79	0.76	(0.20)	(0.88)
Total from Investment Operations	(0.87)	2.17	2.25	(1.33)	(2.60)	(5.41)
Less Distributions:
Dividends from net investment income	—	(0.04)	—	—	—	(0.14)
Distributions from net realized capital gain	—	—	—	—	—	(0.43)
Total Distributions	—	(0.04)	—	—	—	(0.57)
Net Asset Value, End of Period	$10.23	$11.10	$8.97	$6.72	$8.05	$10.65
Total Return	(7.84)%	24.19%	33.48%	(16.52)%	(24.41)%	(32.47)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,445	$3,749	$3,490	$3,315	$4,793	$7,150
Ratio of expenses to average net assets	2.00%†	2.00%	1.64%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	0.59%†	(0.40)%	0.67%	0.49%	0.34%	(0.57)%
Portfolio turnover rate	101.46%	213.83%	285.08%	183.86%	199.09%	275.32%
Without expense reimbursement:ø
Ratio of expenses to average net assets	5.60%†	4.08%	3.45%	1.96%	1.80%	2.03%
Ratio of net investment loss to average net assets	(3.01)%†	(2.48)%	(1.14)%	(0.07)%	(0.06)%	(1.20)%

___________
†	Annualized.
ø	The Manager, at its discretion, reimbursed expenses for the periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Investment Grade Fixed Income Portfolio

CLASS 1
			Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.27		$10.85	$10.80	$10.25	$10.22	$9.27
Income (Loss) from Investment Operations:
Net investment income	0.16		0.34	0.34	0.42	0.57	0.60
Net realized and unrealized gain (loss) on investments	0.01		(0.07)	0.17	0.58	(0.01)	0.35
Total from Investment Operations	0.17		0.27	0.51	1.00	0.56	0.95
Less Distributions:
Dividends from net investment income	—		(0.91)	(0.46)	(0.45)	(0.53)	—
Distributions from net realized capital gain	—		(0.94)	—	—	—	—
Total Distributions	—		(1.85)	(0.46)	(0.45)	(0.53)	—
Net Asset Value, End of Period	$9.44		$9.27	$10.85	$10.80	$10.25	$10.22
Total Return	1.83%		2.41%	4.72%	9.83%	5.52%	10.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,565		$3,561	$6,025	$9,067	$7,103	$6,483
Ratio of expenses to average net assets	0.85	%†	0.85%	0.85%	0.82%	0.63%	0.60%
Ratio of net investment income to average net assets	3.45	%†	3.13%	3.08%	3.94%	5.35%	6.23%
Portfolio turnover rate	117.36%		184.46%	445.98%	291.98%	146.08%	63.07%
Without expense reimbursement:ø
Ratio of expenses to average net assets	1.51	%†	1.11%	0.91%		0.76%	0.84%
Ratio of net investment income to average net assets	2.79	%†	2.87%	3.02%		5.22%	5.99%
____________
†	Annualized.
ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Large-Cap Value Portfolio

CLASS 1
			Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.65		$9.27	$7.02	10.46	$11.59	$9.28
Income (Loss) from Investment Operations:
Net investment income	0.03		0.09	0.11	0.10	0.09	0.14
Net realized and unrealized gain (loss) on investments	0.24		1.41	2.27	(3.43)	(1.06)	2.25
Total from Investment Operations	0.27		1.50	2.38	(3.33)	(0.97)	2.39
Less Distributions:
Dividends from net investment income	—		(0.12)	(0.13)	(0.11)	(0.11)	0.00 *
Distributions from net realized capital gain	—		—	—	—	(0.05)	(0.08)
Total Distributions	—		(0.12)	(0.13)	(0.11)	(0.16)	(0.08)
Net Asset Value, End of Period	$10.92		$10.65	$9.27	7.02	$10.46	$11.59
Total Return	2.54%		16.25%	33.91%	(31.90)%	(8.28)%	25.84%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,495		$5,342	$5,456	$4,692	$7,708	$6,057
Ratio of expenses to average net assets	1.37	%†	1.26%	1.18%	1.16%	0.83%	0.80%
Ratio of net investment income to average net assets	0.61	%†	0.89%	1.34%	1.12%	1.13%	1.51%
Portfolio turnover rate	12.49%		15.09%	16.60%	21.83%	28.17%	42.29%
Without expense reimbursement:ø
Ratio of expenses to average net assets				1.29%		1.10%	1.22%
Ratio of net investment income to average net assets				1.23%		0.86%	1.09%
____________
*	During 2000, a dividend of $0.002 per share was paid.
†	Annualized.
ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Smaller-Cap Value Portfolio

CLASS 1
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$19.40	$16.20	$10.87	$13.04	$10.58	$8.08
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)	0.08	(0.05)	(0.06)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.52)	3.15	5.48	(1.94)	2.52	2.66
Total from Investment Operations	(1.53)	3.23	5.43	(2.00)	2.49	2.65
Less Distributions:
Distributions from net realized capital gain	—	(0.03)	(0.10)	(0.17)	(0.03)	(0.15)
Total Distributions	—	(0.03)	(0.10)	(0.17)	(0.03)	(0.15)
Net Asset Value, End of Period	$17.87	$19.40	$16.20	$10.87	$13.04	$10.58
Total Return	(7.89)%	19.95%	49.94%	(15.37)%	23.52%	33.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$224,562	$268,410	$214,525	$103,770	$100,090	$16,495
Ratio of expenses to average net assets	1.15%†	1.14%	1.16%	1.18%	1.19%	1.00%
Ratio of net investment income (loss) to average net assets	(0.13)%†	0.47%	(0.42)%	(0.51)%	(0.29)%	(0.22)%
Portfolio turnover rate	15.57%	45.24%	18.31%	56.74%	29.99%	42.27%
Without expense reimbursement:ø
Ratio of expenses to average net assets					1.22%	1.45%
Ratio of net investment loss to average net assets					(0.32)%	(0.67)%

CLASS 2
		Year Ended December 31,
Per Share Data:	Six Months Ended June 30, 2005	2004	2003	2002	5/1/01* to 12/31/01
Net Asset Value, Beginning of Period	$19.26	$16.13	$10.85	$13.04	$10.78
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)	0.05	(0.08)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.51)	3.11	5.46	(1.94)	2.32
Total from Investment Operations	(1.54)	3.16	5.38	(2.02)	2.29
Less Distributions:
Distributions from net realized capital gain	—	(0.03)	(0.10)	(0.17)	(0.03)
Total Distributions	—	(0.03)	(0.10)	(0.17)	(0.03)
Net Asset Value, End of Period	$17.72	$19.26	$16.13	$10.85	$13.04
Total Return	(8.00)%	19.60%	49.57%	(15.52)%	21.23%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$34,560	$34,582	$19,978	$8,554	$5,178
Ratio of expenses to average net assets	1.34%†	1.33%	1.35%	1.37%	1.39	%†
Ratio of net investment income (loss) to average net assets	(0.32)%†	0.28%	(0.61)%	(0.70)%	(0.46	)%†
Portfolio turnover rate	15.57%	45.24%	18.31%	56.74%	29.99	%††
Without expense reimbursement:ø
Ratio of expenses to average net assets					1.41	%†
Ratio of net investment loss to average net assets					(0.48	)%†
____________
*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2001.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Board of Directors

Robert B. Catell 2, 3		Leroy C. Richie 1, 3
•	Chairman, Chief Executive Officer and Director,	•	Chairman and Chief Executive Officer,
	KeySpan Corporation		Q Standards Worldwide, Inc.
		•	Director, Kerr-McGee Corporation
John R. Galvin 1, 3
•	Dean Emeritus, Fletcher School of Law and Diplomacy at	Robert L. Shafer 2, 3
	Tufts University	•	Ambassador and Permanent Observer of the Sovereign
Military Order of Malta to the United Nations
Alice S. Ilchman 2, 3
•	President Emerita, Sarah Lawrence College	James N. Whitson 1, 3
•	Director, Jeannette K. Watson Summer Fellowship	•	Retired Executive Vice President and Chief
•	Trustee, Committee for Economic Development		Operating Officer, Sammons Enterprises, Inc.
		•	Director, CommScope, Inc.
Frank A. McPherson 2, 3
•	Retired Chairman of the Board and Chief	Brian T. Zino
	Executive Officer, Kerr-McGee Corporation	•	Director and President,
•	Director, ConocoPhillips		J. & W. Seligman & Co. Incorporated
•	Director, Integris Health	•	Chairman, Seligman Data Corp.
		•	Director, ICI Mutual Insurance Company
Betsy S. Michel 1, 3		•	Member of the Board of Governors,
•	Trustee, The Geraldine R. Dodge Foundation		Investment Company Institute

William C. Morris		_________
•	Chairman, J. & W. Seligman & Co. Incorporated	Member:	1 Audit Committee
•	Chairman, Carbo Ceramics Inc.		2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Christopher J. Mahony	Marion S. Schultheis
Chairman	Vice President	Vice President

Brian T. Zino	Michael F. McGarry	Lawrence P. Vogel
President and Chief Executive Officer	Vice President	Vice President and Treasurer

John B. Cunningham	Richard M. Parower	Paul H. Wick
Vice President	Vice President	Vice President

Neil T. Eigen	Thomas G. Rose	Frank J. Nasta
Vice President	Vice President	Secretary

Eleanor T.M. Hoagland	Richard S. Rosen
Vice President and Chief Compliance Officer	Vice President

Seligman Advisors, Inc. an affiliate of J. & W. SELIGMAN & CO. INCORPORATED Established 1864 100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Selilgman Portfolios, Inc., which contains information about the management fees and other costs.  Please read the prospectus carefully before investing or sending money.

SP3 6/05	Printed on Recycled Paper

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has a adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM12.	EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: September 7, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: September 7, 2005

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required Rule 30a-2(b) of the Investment Company Act of 1940.